Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2023
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Abbey Capital Futures Strategy Fund (the “Fund”) is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares or at least $250,000 in Class T Shares of the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front-End Sales Charge.” Financial intermediaries may impose different sales charge waivers for Class A Shares and Class T Shares, and these variations are described in Appendix A of this Prospectus. Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares or at least $250,000 in Class T Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class T Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class T Shares, or $1,000,000 in Class I Shares, in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Managed Futures strategy will be achieved by the Fund investing a portion of its assets in Abbey Capital Onshore Series LLC, a wholly-owned and controlled Delaware series limited liability company (the “Onshore Subsidiary”) and up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands (the “Cayman Subsidiary”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of Abbey Capital Offshore Fund SPC (the “SPC” and, together with the Onshore Subsidiary and the Cayman Subsidiary, the “Subsidiaries”), a wholly-owned and controlled segregated portfolio company incorporated under the acts of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC and the Onshore Subsidiary to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate the assets of the SPC and the Onshore Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. Each Trading Adviser invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the CFTC as a Commodity Trading Advisor (“CTA”). Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities.

The Fixed Income strategy invests the Fund’s assets primarily in investment grade fixed income securities (of all durations and maturities) in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s Managed Futures strategy.

The Fund’s Adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market, and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy. The Adviser believes that utilizing non-correlated strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.

The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Many of the styles use systematic, automated trading systems, using a combination of mathematical, statistical, technical analysis, pattern recognition and macroeconomic models aimed at profiting from market trends of different durations. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. All Trading Advisers utilize a disciplined approach to risk management. The Adviser and Trading Advisers from time to time will employ hedging techniques. Key principles of the Fund’s sell discipline include predetermined relative-value objectives for sectors, issuers and specific securities, pricing performance or fundamental performance that varies from expectations, deteriorating fundamentals, overvaluation and alternative investments offering the opportunity to achieve more favorable risk-adjusted returns.

The markets traded include bonds, money markets, foreign exchange markets and commodity markets. Most of the trading is done in derivative markets, usually listed futures markets, but some trading in cash markets may take place when this is the most effective way to enter or exit a trading position. Both long and short positions will be taken in all markets traded. Contracts are positioned either long or short based on various characteristics related to their prices. For example, the Fund may short a particular underlying security or instrument if the Adviser or a Trading Adviser believes the price of the underlying security or instrument will decrease. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

As much of the trading within the Fund is in futures markets, the Fund is likely to have cash balances surplus to margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis, to meet margin calls on the futures positions.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund’s investments in certain derivative instruments and its short selling activities involve the use of leverage.

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Onshore Subsidiary only invests in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for derivative positions. The Fund invests in the SPC in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund and Onshore Subsidiary, the SPC may invest without limitation in commodity-linked derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody.

In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, none of the Subsidiaries will seek to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I Shares from year to year. The bar chart assumes reinvestment of all dividends and distributions. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.abbeycapital.com or by calling 1-844-261-6484 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6484
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abbeycapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Abbey Capital Futures Strategy Fund – Class I Shares Total Returns for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 9.10% (for the quarter ended March 31, 2022) and the lowest quarterly return was -5.87% (for the quarter ended December 31, 2022).

The year-to-date total return of the Fund’s Class I Shares as of September 30, 2023 was 1.71%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year, five-year, and since inception periods to a broad-based market index for the same periods. For Class A Shares, the table reflects the impact of the maximum sales charge of 5.75%. For this reason, returns for Class A Shares will be lower than those of Class I and Class C Shares. Average annual returns for Class T Shares are not included because they had not commenced operations prior to the date of this Prospectus. The returns for Class T Shares would be substantially similar to returns for Class I Shares because the shares are invested in the same portfolio of securities, and would differ only to the extent that the classes have different expenses.

Abbey Capital Futures Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Abbey Capital Futures Strategy Fund | Commodity Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Commodity Sector Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics, embargoes or other trade barriers, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

Abbey Capital Futures Strategy Fund | Counterparty Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the futures commission merchant, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Abbey Capital Futures Strategy Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Abbey Capital Futures Strategy Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Abbey Capital Futures Strategy Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Abbey Capital Futures Strategy Fund | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Derivatives Risk: The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Abbey Capital Futures Strategy Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Abbey Capital Futures Strategy Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Abbey Capital Futures Strategy Fund | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Foreign Investments Risk: International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Abbey Capital Futures Strategy Fund | Forward and Futures Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser’s and Trading Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s and Trading Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Abbey Capital Futures Strategy Fund | Government Intervention and Regulatory Changes
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Abbey Capital Futures Strategy Fund | Hedging Transactions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Hedging Transactions Risk: The Adviser and Trading Advisers from time to time employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s and Trading Advisers’ ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s and Trading Advisers’ ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser and Trading Advisers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

Abbey Capital Futures Strategy Fund | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Abbey Capital Futures Strategy Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser and Trading Advisers. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

Abbey Capital Futures Strategy Fund | Leveraging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. Trading Advisers may engage in speculative transactions which involve substantial risk and leverage, such as making short sales. The use of leverage by the Adviser and Trading Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Abbey Capital Futures Strategy Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Management Risk: The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Abbey Capital Futures Strategy Fund | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	● Manager Risk: If the Adviser and Trading Advisers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Abbey Capital Futures Strategy Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

Abbey Capital Futures Strategy Fund | Multi-Manager Dependence Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Multi-Manager Dependence Risk: The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Trading Advisers and to allocate assets to those Trading Advisers and on each Trading Adviser’s ability to execute the relevant strategy and select investments for the Fund and the Subsidiaries. The Trading Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Abbey Capital Futures Strategy Fund | New Adviser Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● New Adviser Risk: The Trading Advisers may be newly registered or not registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Trading Adviser’s inexperience may limit its effectiveness.

Abbey Capital Futures Strategy Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Abbey Capital Futures Strategy Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Abbey Capital Futures Strategy Fund | Quantitative Trading Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Quantitative Trading Strategies Risk: The Adviser and Trading Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a Trading Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Abbey Capital Futures Strategy Fund | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Short Sales Risk: Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Abbey Capital Futures Strategy Fund | Subsidiary Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.

Abbey Capital Futures Strategy Fund | Tax Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Service (“IRS”) may take the position that income earned by the Fund through the Cayman Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands act changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Abbey Capital Futures Strategy Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABYIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18,187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	57,796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	99,932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 217,408
Annual Return 2015	rr_AnnualReturn2015	4.12%
Annual Return 2016	rr_AnnualReturn2016	(3.81%)
Annual Return 2017	rr_AnnualReturn2017	(0.09%)
Annual Return 2018	rr_AnnualReturn2018	(6.15%)
Annual Return 2019	rr_AnnualReturn2019	8.85%
Annual Return 2020	rr_AnnualReturn2020	7.92%
Annual Return 2021	rr_AnnualReturn2021	3.37%
Annual Return 2022	rr_AnnualReturn2022	17.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014	[3]
Abbey Capital Futures Strategy Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014	[3]
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABYAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	770
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,871
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABYCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,502
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,180
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	452
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,625
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Abbey Capital Multi Asset Fund (the “Fund”) is to seek long-term capital appreciation. Current income is a secondary objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front-End Sales Charge.” Financial intermediaries may impose different sales charge waivers for Class A Shares, and these variations are described in Appendix A of this Prospectus. Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares, or $1,000,000 in Class I Shares, of the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets among a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Managed Futures strategy will be achieved by the Fund investing in managed futures investments, including (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices (the “Futures Portfolio”). The Managed Futures strategy will be achieved by the Fund investing a portion of its assets in ACMAF Onshore Series LLC, a wholly-owned and controlled Delaware series limited liability company (the “Onshore Subsidiary”), and the Fund may invest up to 25% of its total assets in ACMAF Master Offshore Limited, a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands (the “Cayman Subsidiary”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC” and, together with the Onshore Subsidiary and the Cayman Subsidiary, the “Subsidiaries”), a

wholly-owned and controlled segregated portfolio company incorporated under the acts of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC and the Onshore Subsidiary to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate a portion of the assets of the SPC and the Onshore Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the CFTC as a Commodity Trading Advisor (“CTA”). Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities. The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

The Long U.S. Equity strategy will be achieved by the Adviser targeting an allocation of approximately 50% of the Fund’s total assets in a portfolio of one or more U.S. equity index futures (the “Equity Portfolio”). The Adviser will monitor the percentage of the Fund’s total assets that form the Equity Portfolio on a daily basis. The Adviser will establish ‘rebalancing thresholds’ so that if at any time the percentage of the Fund’s total assets invested in the Equity Portfolio is above or below the target allocation of approximately 50% by a specific amount, then the Adviser will seek to rebalance the Equity Portfolio back towards its target allocation of approximately 50%. Such rebalancing thresholds will be determined by the Adviser and may be subject to change from time to time.

As part of the Long U.S. Equity strategy, the Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, futures, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, and shares of other investment companies (including exchanged-traded funds (“ETFs”)) and real estate investment trusts (“REITs”). The Fund may also participate as a purchaser in initial public offerings of securities (“IPO”), a company’s first offering of stock to the public. The Fund defines United States companies as companies (i) that are organized under the laws of the United States; (ii) whose principal trading market is in a the United States; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, within the United States.

The Fixed Income strategy invests the Fund’s assets primarily in investment grade fixed income securities (of all durations and maturities) in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s Managed Futures and Long U.S. Equity strategies. The level of the Fund’s assets invested in the Fixed Income Strategy will be managed and rebalanced pursuant to thresholds determined by the Adviser, which may be subject to change from time to time. In line with these thresholds, any proceeds of maturing fixed income securities will be substantially reinvested into additional fixed income securities.

To achieve its investment objective, the Fund’s Adviser will target approximately 100% exposure of the Fund’s net assets to Managed Futures strategy investments and approximately 50% exposure of the Fund’s net assets to Long U.S. Equity strategy investments. The Fund’s remaining net assets will be allocated to the Fixed Income strategy investments.

As much of the trading within the Fund is in futures markets, the Fund is likely to have cash balances surplus to margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis, to meet margin calls on the futures positions.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund’s investments in certain derivative instruments and its short selling activities involve the use of leverage.

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Onshore Subsidiary only invests in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for derivative positions. The Fund invests in the SPC via the Cayman Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund and the Onshore Subsidiary, the SPC may invest without limitation in commodity-linked derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiaries will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the performance of the Fund’s Class I Shares. The bar chart below shows how the Fund’s Class I Shares performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of all dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available online at www.abbeycapital.com or by calling 1-844-261-6484 (toll free).

The Fund commenced operations as a series of the Company on April 11, 2018, when all of the assets of Abbey Global LP transferred to Class I Shares of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s Class I Shares performance has varied year by year and provides some indication of the risks of investing in the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6484
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abbeycapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31 - Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 11.56% (for the quarter ended December 31, 2020) and the lowest quarterly return was -4.74% (for the quarter ended December 31, 2022).

The year-to-date total return of the Fund’s Class I Shares as of September 30, 2023 was 4.15%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year and since inception periods to a broad-based market index for the same periods. For Class A Shares, the table reflects the impact of the maximum sales charge of 5.75%. For this reason, returns for Class A Shares will be lower than those of Class I and Class C Shares.

ABBEY CAPITAL MULTI ASSET FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
ABBEY CAPITAL MULTI ASSET FUND | Commodity Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Commodity Sector Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics, embargoes or other trade barriers, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

ABBEY CAPITAL MULTI ASSET FUND | Counterparty Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the futures commission merchant, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

ABBEY CAPITAL MULTI ASSET FUND | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

ABBEY CAPITAL MULTI ASSET FUND | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

ABBEY CAPITAL MULTI ASSET FUND | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ABBEY CAPITAL MULTI ASSET FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Derivatives Risk: The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

ABBEY CAPITAL MULTI ASSET FUND | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

ABBEY CAPITAL MULTI ASSET FUND | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

ABBEY CAPITAL MULTI ASSET FUND | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Foreign Investments Risk: International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

ABBEY CAPITAL MULTI ASSET FUND | Forward and Futures Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser’s and Trading Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s and Trading Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

ABBEY CAPITAL MULTI ASSET FUND | Government Intervention and Regulatory Changes
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

ABBEY CAPITAL MULTI ASSET FUND | Hedging Transactions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Hedging Transactions Risk: The Adviser and Trading Advisers from time to time employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s and Trading Advisers’ ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s and Trading Advisers’ ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser and Trading Advisers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

ABBEY CAPITAL MULTI ASSET FUND | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser and Trading Advisers. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

ABBEY CAPITAL MULTI ASSET FUND | Leveraging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. Trading Advisers may engage in speculative transactions which involve substantial risk and leverage, such as making short sales. The use of leverage by the Adviser and Trading Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ABBEY CAPITAL MULTI ASSET FUND | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Management Risk: The Fund is subject to the risk of poor investment selection. In other words, the individual investments of in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

ABBEY CAPITAL MULTI ASSET FUND | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	● Manager Risk: If the Adviser and Trading Advisers make poor investment decisions, it will negatively affect the Fund’s investment performance.
ABBEY CAPITAL MULTI ASSET FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

ABBEY CAPITAL MULTI ASSET FUND | Multi-Manager Dependence Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Multi-Manager Dependence Risk: The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Trading Advisers and to allocate assets to those Trading Advisers and on each Trading Adviser’s ability to execute the relevant strategy and select investments for the Fund and each Subsidiary. The Trading Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

ABBEY CAPITAL MULTI ASSET FUND | New Adviser Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● New Adviser Risk: The Trading Advisers may be newly registered or not registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Trading Adviser’s inexperience may limit its effectiveness.

ABBEY CAPITAL MULTI ASSET FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

ABBEY CAPITAL MULTI ASSET FUND | Quantitative Trading Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Quantitative Trading Strategies Risk: The Adviser and Trading Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a Trading Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

ABBEY CAPITAL MULTI ASSET FUND | Subsidiary Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Tax Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Service (“IRS”) may take the position that income earned by the Fund through the Cayman Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands act changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

ABBEY CAPITAL MULTI ASSET FUND | Equity and Equity-Related Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

● Equity and Equity-Related Securities Risk: Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

ABBEY CAPITAL MULTI ASSET FUND | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAFAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	770
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,916
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAFIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18,187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58,841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	102,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 222,296
Annual Return 2019	rr_AnnualReturn2019	21.64%
Annual Return 2020	rr_AnnualReturn2020	24.89%
Annual Return 2021	rr_AnnualReturn2021	14.63%
Annual Return 2022	rr_AnnualReturn2022	4.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.36%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.48%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%	[8],[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018	[12]
ABBEY CAPITAL MULTI ASSET FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.47%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[8],[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018	[12]
ABBEY CAPITAL MULTI ASSET FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAFCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.77%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,224
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,522
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,224
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2018
ADARA SMALLER COMPANIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adara Smaller Companies Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. For the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowing for investment purposes) in equity securities of small or micro-cap companies. Small or micro-cap companies are generally considered to be those whose market capitalization are, at the time the Fund makes an investment, within the range of the market capitalization of companies in the Russell Microcap Index ($1 million to $7.8 billion as of November 30, 2023), the Russell 2000® Index ($21 million to $14.6 billion as of November 30, 2023), or the S&P SmallCap 600® Index ($195 million to $7.4 billion as of November 30, 2023). Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund.

The Fund utilizes a “multi-manager” approach whereby the Fund’ assets are allocated to one or more sub-advisers (“Sub-Advisers”) in percentages determined at the discretion of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”). The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the small and micro-cap universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

●

Small or Micro-Cap Growth — A Sub-Adviser following a growth investment style is expected to invest primarily in small or micro-cap companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics.

●

Small or Micro-Cap Value — A Sub-Adviser following a value investment style is expected to invest primarily in small or micro-cap companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

●	Small or Micro-Cap Core — A Sub-Adviser following a core investment style is expected to invest in small or micro-cap companies that have both value characteristics and growth characteristics.

●

Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the S&P SmallCap 600® Index. The Sub-Adviser will seek to generate strong after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund’s Sub-Advisers will invest primarily in equities and equity-related instruments of small and micro-cap companies. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public. The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company. The Sub-Advisers may also invest in real estate investment trusts (“REITs”), debt securities, and foreign securities (directly and through depository receipts).

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The chart assumes reinvestment of dividends and distributions. The bar chart shows changes in the Fund’s performance from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6482
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Adara Smaller Companies Fund Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 31.65% (for the quarter ended December 31, 2020) and the lowest quarterly return was -29.13% (for the quarter ended March 31, 2020). The year-to-date total return for the nine months ended September 30, 2023 was 3.41%.

The table below compares the average annual returns of the Fund for the one year, five year, and since inception periods to a broad-based market index for the same periods.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ADARA SMALLER COMPANIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
ADARA SMALLER COMPANIES FUND | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ADARA SMALLER COMPANIES FUND | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

ADARA SMALLER COMPANIES FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. The value of the Fund’s portfolio positions may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

ADARA SMALLER COMPANIES FUND | Multi-Manager Dependence Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Multi-Manager Dependence Risk. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

ADARA SMALLER COMPANIES FUND | Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

ADARA SMALLER COMPANIES FUND | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

ADARA SMALLER COMPANIES FUND | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

ADARA SMALLER COMPANIES FUND | Growth Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

ADARA SMALLER COMPANIES FUND | Illiquid Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

ADARA SMALLER COMPANIES FUND | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

ADARA SMALLER COMPANIES FUND | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. The Adviser and Sub-Advisers will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

ADARA SMALLER COMPANIES FUND | REIT Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REIT Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, interest rate risks (especially mortgage REITS) and liquidity risks. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

ADARA SMALLER COMPANIES FUND | Small And Micro Cap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small and Micro-Cap Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

ADARA SMALLER COMPANIES FUND | Special Situations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

ADARA SMALLER COMPANIES FUND | Sub-Adviser and Strategy Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

ADARA SMALLER COMPANIES FUND | Tax-Managed Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tax-Managed Investment Risk. A portion of the Fund’s portfolio will be managed using a tax-managed approach. Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The tax-managed strategy may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management, which may cause the Fund to realize capital gains.

ADARA SMALLER COMPANIES FUND | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

ADARA SMALLER COMPANIES FUND | Value Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

ADARA SMALLER COMPANIES FUND | Russell 2000® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
ADARA SMALLER COMPANIES FUND | ADARA SMALLER COMPANIES FUND SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Annual Return 2015	rr_AnnualReturn2015	(3.22%)
Annual Return 2016	rr_AnnualReturn2016	19.47%
Annual Return 2017	rr_AnnualReturn2017	17.15%
Annual Return 2018	rr_AnnualReturn2018	(6.22%)
Annual Return 2019	rr_AnnualReturn2019	25.14%
Annual Return 2020	rr_AnnualReturn2020	30.96%
Annual Return 2021	rr_AnnualReturn2021	26.50%
Annual Return 2022	rr_AnnualReturn2022	(20.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.13%)
1 Year	rr_AverageAnnualReturnYear01	(20.75%)
5 Years	rr_AverageAnnualReturnYear05	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
ADARA SMALLER COMPANIES FUND | ADARA SMALLER COMPANIES FUND SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.81%)
5 Years	rr_AverageAnnualReturnYear05	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
ADARA SMALLER COMPANIES FUND | ADARA SMALLER COMPANIES FUND SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.24%)
5 Years	rr_AverageAnnualReturnYear05	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Aquarius International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aquarius International Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. For the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in securities of companies located outside the United States, including emerging market countries. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund may invest in companies of any size capitalization.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers (“Sub-Advisers”) in percentages determined at the discretion of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”). The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the international universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

●

Developed Market — A Sub-Adviser following the developed market style is expected to invest primarily in companies located in those countries included in the MSCI EAFE Index. As of October 31, 2023, the following countries were included in the MSCI EAFE Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. When investing in developed international markets, a Sub-Adviser may follow either a growth or a value investment style. A Sub-Adviser following a growth investment style would invest primarily in companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics. A Sub-Adviser following a value investment style would invest primarily in companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

●

Emerging Market — A Sub-Adviser following the emerging market style is expected to invest primarily in companies located in those countries included in the MSCI Emerging Markets Index. As of October 31, 2023, the following countries were included in the MSCI Emerging Markets Index: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

●

Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the MSCI EAFE Index. The Sub-Adviser will seek to generate strong after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund’s Sub-Advisers will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”). Investments in ETFs based on foreign market indices are considered investments outside the U.S. The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund may invest a portion of its assets in fixed income securities, including securities issued by corporate and governmental issuers. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The chart assumes reinvestment of dividends and distributions. The bar chart shows the Fund’s performance from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6482 (toll free)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Aquarius International Fund Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 14.77% (for the quarter ended June 30, 2020) and the lowest quarterly return was -20.66% (for the quarter ended March 31, 2020). The year-to-date total return for the nine months ended September 30, 2023 was 5.15%.

The table below compares the average annual returns of the Fund for the one year and since inception periods to a broad-based market index for the same periods.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Aquarius International Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Aquarius International Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Aquarius International Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Aquarius International Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Aquarius International Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed Income Securities Risk. The Fund may invest in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.

Aquarius International Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by a Sub-Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price.

Aquarius International Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

Aquarius International Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

Aquarius International Fund | Multi-Manager Dependence Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Multi-Manager Dependence Risk. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

Aquarius International Fund | Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Aquarius International Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Aquarius International Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

Aquarius International Fund | Growth Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

Aquarius International Fund | Illiquid Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Aquarius International Fund | Special Situations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Aquarius International Fund | Sub-Adviser and Strategy Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

Aquarius International Fund | Tax-Managed Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tax-Managed Investment Risk. A portion of the Fund’s portfolio will be managed using a tax-managed approach. Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high of a return before or after consideration of federal income tax consequences as non-tax managed funds.

Aquarius International Fund | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Aquarius International Fund | Value Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Aquarius International Fund | American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Aquarius International Fund | Currency and Exchange Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency and Exchange Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

Aquarius International Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Aquarius International Fund | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Aquarius International Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

Aquarius International Fund | Investments in Other Investment Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

Aquarius International Fund | Large Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large Capitalization Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Aquarius International Fund | Mid-Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Risk. Securities of mid-capitalization companies are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-capitalization companies may be substantially less than is typical of larger companies. As a result, the securities of mid-capitalization companies may be subject to greater and more abrupt price fluctuations. In addition, mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Aquarius International Fund | Prepayment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Prepayment Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Aquarius International Fund | Small and Micro-Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small and Micro-Capitalization Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

Aquarius International Fund | MSCI AC World Index ex USA Gross Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Annual Return 2019	rr_AnnualReturn2019	18.31%
Annual Return 2020	rr_AnnualReturn2020	10.77%
Annual Return 2021	rr_AnnualReturn2021	7.25%
Annual Return 2022	rr_AnnualReturn2022	(17.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
1 Year	rr_AverageAnnualReturnYear01	(17.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2018
Boston Partners All-Cap Value Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners All-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	19.93% (quarter ended December 31, 2020)
Worst Quarter:	-28.57% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 3.34%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners All-Cap Value Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners All-Cap Value Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners All-Cap Value Fund | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners All-Cap Value Fund (the “Fund” ) seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2022, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	19.86% (quarter ended December 31, 2020)
Worst Quarter:	-28.61% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 3.15%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners All-Cap Value Fund | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investment of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners All-Cap Value Fund | Boston Partners Investor | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the

Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners All-Cap Value Fund | Boston Partners Investor | Small/Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Boston Partners All-Cap Value Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPAIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 817
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,335
Annual Return 2013	rr_AnnualReturn2013	39.12%
Annual Return 2014	rr_AnnualReturn2014	12.23%
Annual Return 2015	rr_AnnualReturn2015	0.95%
Annual Return 2016	rr_AnnualReturn2016	14.82%
Annual Return 2017	rr_AnnualReturn2017	17.87%
Annual Return 2018	rr_AnnualReturn2018	(11.87%)
Annual Return 2019	rr_AnnualReturn2019	27.88%
Annual Return 2020	rr_AnnualReturn2020	4.12%
Annual Return 2021	rr_AnnualReturn2021	25.59%
Annual Return 2022	rr_AnnualReturn2022	(2.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.57%)
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	7.53%
10 Years	rr_AverageAnnualReturnYear10	11.86%
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.26%)	[18]
5 Years	rr_AverageAnnualReturnYear05	6.32%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.59%	[18]
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.11%)	[19]
5 Years	rr_AverageAnnualReturnYear05	5.79%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.56%	[19]
Boston Partners All-Cap Value Fund | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPAVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,325
Annual Return 2013	rr_AnnualReturn2013	38.92%
Annual Return 2014	rr_AnnualReturn2014	11.98%
Annual Return 2015	rr_AnnualReturn2015	0.69%
Annual Return 2016	rr_AnnualReturn2016	14.52%
Annual Return 2017	rr_AnnualReturn2017	17.59%
Annual Return 2018	rr_AnnualReturn2018	(12.07%)
Annual Return 2019	rr_AnnualReturn2019	27.54%
Annual Return 2020	rr_AnnualReturn2020	3.85%
Annual Return 2021	rr_AnnualReturn2021	25.25%
Annual Return 2022	rr_AnnualReturn2022	(2.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.61%)
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	11.59%
Boston Partners All-Cap Value Fund | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.44%)	[21]
5 Years	rr_AverageAnnualReturnYear05	6.11%	[21]
10 Years	rr_AverageAnnualReturnYear10	10.38%	[21]
Boston Partners All-Cap Value Fund | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.28%)	[22]
5 Years	rr_AverageAnnualReturnYear05	5.59%	[22]
10 Years	rr_AverageAnnualReturnYear10	9.35%	[22]
Boston Partners Small Cap Value Fund II | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Small Cap Value Fund II (the “Fund”) seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of November 30, 2023, the median market capitalization of the Russell 2000® Value Index was $710 million and the largest stock was $8.0 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.93% (quarter ended December 31, 2020)
Worst Quarter:	-38.98% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 5.01%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Small Cap Value Fund II | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Small Cap Value Fund II | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Small Cap Value Fund II (the “Fund”) seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of November 30, 2023, the median market capitalization of the Russell 2000® Value Index was $710 million and the largest stock was $8.0 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.78% (quarter ended December 31, 2020)
Worst Quarter:	-39.01% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 4.78%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Small Cap Value Fund II | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investment of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the

Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Small Cap Value Fund II | Boston Partners Investor | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Boston Partners Small Cap Value Fund II | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPSIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,010
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 12,665
Annual Return 2013	rr_AnnualReturn2013	34.74%
Annual Return 2014	rr_AnnualReturn2014	4.21%
Annual Return 2015	rr_AnnualReturn2015	(4.33%)
Annual Return 2016	rr_AnnualReturn2016	25.97%
Annual Return 2017	rr_AnnualReturn2017	9.78%
Annual Return 2018	rr_AnnualReturn2018	(16.34%)
Annual Return 2019	rr_AnnualReturn2019	28.02%
Annual Return 2020	rr_AnnualReturn2020	1.60%
Annual Return 2021	rr_AnnualReturn2021	28.78%
Annual Return 2022	rr_AnnualReturn2022	(11.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.98%)
1 Year	rr_AverageAnnualReturnYear01	(11.49%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.96%)	[24]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[24]
10 Years	rr_AverageAnnualReturnYear10	7.45%	[24]
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.71%)	[25]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[25]
10 Years	rr_AverageAnnualReturnYear10	6.75%	[25]
Boston Partners Small Cap Value Fund II | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPSCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,552
Annual Return 2013	rr_AnnualReturn2013	34.40%
Annual Return 2014	rr_AnnualReturn2014	3.90%
Annual Return 2015	rr_AnnualReturn2015	(4.57%)
Annual Return 2016	rr_AnnualReturn2016	25.68%
Annual Return 2017	rr_AnnualReturn2017	9.50%
Annual Return 2018	rr_AnnualReturn2018	(16.56%)
Annual Return 2019	rr_AnnualReturn2019	27.71%
Annual Return 2020	rr_AnnualReturn2020	1.30%
Annual Return 2021	rr_AnnualReturn2021	25.53%
Annual Return 2022	rr_AnnualReturn2022	(11.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.01%)
1 Year	rr_AverageAnnualReturnYear01	(11.70%)
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Boston Partners Small Cap Value Fund II | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.19%)	[27]
5 Years	rr_AverageAnnualReturnYear05	2.47%	[27]
10 Years	rr_AverageAnnualReturnYear10	7.21%	[27]
Boston Partners Small Cap Value Fund II | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.83%)	[28]
5 Years	rr_AverageAnnualReturnYear05	2.73%	[28]
10 Years	rr_AverageAnnualReturnYear10	6.53%	[28]
WPG Partners Select Small Cap Value Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — WPG PARTNERS SELECT SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of November 30, 2023, the median market capitalization of the companies in the Russell 2000® Value Index is $710 million and the largest stock is $8.0 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks (which include both exchange-listed and over-the-counter (“OTC”) securities), the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts (“REITs”).

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio manager managing the Fund and the analytical team meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital.

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund is non-diversified and may invest in fewer securities at any one time than a diversified fund.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class for one year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you the performance of the Fund’s Institutional Class for one year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.26% (quarter ended December 31, 2022)
Worst Quarter:	-16.16% (quarter ended June 30, 2022)

The year-to-date total return for the nine months ended September 30, 2023 was 8.43%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it wil improve the Fund’s performance.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Special Situations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate the Fund.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | OTC Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

OTC Risk. Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

WPG Partners Select Small Cap Value Fund | Boston Partners Institutional | Rights and Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Select Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WPGSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 14,036
Annual Return 2022	rr_AnnualReturn2022	3.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.40%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[30]
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.06%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[31]
WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WPG Partners Small Cap Value Diversified Fund (formerly, WPG Partners Small/Micro Cap Value Fund) (the “Fund”) seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of November 30, 2023, the median market capitalization of the companies in the Russell 2000® Value Index is $710 million and the largest stock is $8.0 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts (“REITs”).

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	31.12% (quarter ended December 31, 2020)
Worst Quarter:	-35.92% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 2.75%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Special Situations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

WPG Partners Small Cap Value Diversified Fund | Boston Partners Institutional | Rights and Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Small Cap Value Diversified Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WPGTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,024
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 15,710
Annual Return 2013	rr_AnnualReturn2013	42.08%
Annual Return 2014	rr_AnnualReturn2014	(3.62%)
Annual Return 2015	rr_AnnualReturn2015	(13.74%)
Annual Return 2016	rr_AnnualReturn2016	19.63%
Annual Return 2017	rr_AnnualReturn2017	5.68%
Annual Return 2018	rr_AnnualReturn2018	(21.77%)
Annual Return 2019	rr_AnnualReturn2019	23.35%
Annual Return 2020	rr_AnnualReturn2020	(1.31%)
Annual Return 2021	rr_AnnualReturn2021	40.06%
Annual Return 2022	rr_AnnualReturn2022	2.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.92%)
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	7.35%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.48%)	[33]
5 Years	rr_AverageAnnualReturnYear05	4.67%	[33]
10 Years	rr_AverageAnnualReturnYear10	5.51%	[33]
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.98%	[34]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[34]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[34]
Boston Partners Global Sustainability Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Global Sustainability Fund (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in companies that meet the Adviser’s sustainability criteria. Fund holdings must have received at least a “satisfactory” sustainability rating by the Adviser’s Sustainability and Engagement Team (the “Sustainability Team”) based on the Sustainability Team’s written research analysis. The Sustainability Team assesses each holding as either “excellent,” “good,” “satisfactory,” or “poor.” An issuer will be rated “excellent” if the issuer, in the opinion of the Sustainability Team, has a well-developed sustainability structure, well-designed goals for the future, demonstrated successful implementation of its sustainability program and shareholder friendly corporate governance. The Sustainability Team will rate an issuer as “good” if the issuer, in the opinion of the Sustainability Team, has attributes similar to those described in “excellent” but has some deficiencies that warrant improvement. The Sustainability Team will rate an issuer as “satisfactory” if the issuer, in the opinion of the Sustainability Team, has a sustainability program in place, has a sufficient level of sustainability disclosure for the Sustainability Team to assess the issuer’s sustainability program and has a commitment to improve its sustainability program and disclosure in the near term. All other holdings assessed by the Sustainability Team that are not rated either “excellent”, “good” or “satisfactory” are rated “poor”. These ratings are subjective and may vary if the issuer has products or services that inherently promote sustainability, particularly for other products or services, or has engaged in conduct that has or has the potential to lower the sustainability reputation of the issuer in the opinion of the Sustainability Team.

The Sustainability Team uses a positive screen to identify issuers it considers to have characteristics that meet the Adviser’s sustainability criteria. The Sustainability Team assesses the sustainability of the issuer’s products, services and operations through original research and focusing on key areas such as corporate governance, internal sustainability structure, workforce and management diversity, training and employee development opportunities, safety programs and injury metrics, environmental effects such as goals and metrics for greenhouse gas emissions, energy usage, renewable energy, waste and water, supplier oversight and litigation and regulatory issues. The Sustainability Team uses primarily issuer published documents such as its sustainability report, website, publicly available financial reports such as the issuer’s 10-K and the issuer’s proxy statement to prepare the Sustainability Team’s research. The Sustainability Team also undertakes an internet search for any litigation, regulatory or reputational issues. The Sustainability Team may use third party research about industry trends for background information, but it does not rely on third party data about the issuer for its assessment of the issuer. The Sustainability Team provides a sustainability assessment for all issuers held in the Fund’s portfolio. The Sustainability Team’s ratings are subjective. No industries are automatically excluded from consideration. The Adviser will vote all securities for which it has voting authority in the best interests of its clients. The Adviser’s Governance Committee votes all proxies. The Governance Committee assesses the likely effect of the proxy proposal on the value of the issuer’s stock including the effect on the management of the issuer, the importance to shareholders of the proxy proposal and the cost of the proposal.

The Sustainability Team also engages with issuers regarding sustainability deficiencies and reviews any improvements by issuers annually.

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals, business momentum, or sustainability practices of a specific investment or industry. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class for one year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you the performance of the Fund’s Institutional Class for one year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	17.40% (quarter ended December 31, 2022)
Worst Quarter:	-11.16% (quarter ended June 30, 2022)

The year-to-date total return for the nine months ended September 30, 2023 was 5.75%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Boston Partners Global Sustainability Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Sustainability Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate the Fund.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Sustainability Fund | Boston Partners Institutional | Sustainable Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sustainable Investment Risk. The sustainability criterion required for Fund investment may cause the Fund to not invest in certain industries or issuers. As a result, the Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

Boston Partners Global Sustainability Fund | MSCI ACWI Index ex US Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021
Boston Partners Global Sustainability Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPGSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 918
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 15,951
Annual Return 2022	rr_AnnualReturn2022	(6.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
1 Year	rr_AverageAnnualReturnYear01	(6.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021
Boston Partners Global Sustainability Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.49%)	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.83%)	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[36]
Boston Partners Global Sustainability Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.42%)	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.96%)	[37]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[37]
Boston Partners Global Equity Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Global Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	21.81% (quarter ended December 31, 2020)
Worst Quarter:	-29.53% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 4.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Global Equity Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Equity Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Equity Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Equity Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Equity Fund | Boston Partners Institutional | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Equity Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Equity Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Equity Fund | Boston Partners Institutional | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Boston Partners Global Equity Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Equity Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Equity Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Equity Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Equity Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Equity Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Equity Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners Global Equity Fund | Boston Partners Institutional | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Global Equity Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Global Equity Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Global Equity Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Equity Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Equity Fund | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Global Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund’s Institutional Class was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)) real estate investment trusts (“REITs”), and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund’s Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund’s Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities. Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risk of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the performance of the Fund’s Institutional Class, which is offered in a separate Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	21.81% (quarter ended December 31, 2020)
Worst Quarter:	-29.53% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 4.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Global Equity Fund | Boston Partners Investor | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Equity Fund | Boston Partners Investor | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Equity Fund | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Equity Fund | Boston Partners Investor | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Equity Fund | Boston Partners Investor | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Equity Fund | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investment of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Equity Fund | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Equity Fund | Boston Partners Investor | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Boston Partners Global Equity Fund | Boston Partners Investor | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Equity Fund | Boston Partners Investor | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Equity Fund | Boston Partners Investor | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Equity Fund | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Equity Fund | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Equity Fund | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Equity Fund | Boston Partners Investor | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage fund and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registrations under the 1940 Act.

Boston Partners Global Equity Fund | Boston Partners Investor | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees in addition to the Fund’s own expenses.Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Equity Fund | Boston Partners Investor | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Equity Fund | Boston Partners Investor | Small/Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Global Equity Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Boston Partners Global Equity Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Boston Partners Global Equity Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 969
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,961
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13,374
Annual Return 2013	rr_AnnualReturn2013	32.67%
Annual Return 2014	rr_AnnualReturn2014	4.34%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	8.50%
Annual Return 2017	rr_AnnualReturn2017	20.37%
Annual Return 2018	rr_AnnualReturn2018	(13.15%)
Annual Return 2019	rr_AnnualReturn2019	18.77%
Annual Return 2020	rr_AnnualReturn2020	3.26%
Annual Return 2021	rr_AnnualReturn2021	21.76%
Annual Return 2022	rr_AnnualReturn2022	(3.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.53%)
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.41%)	[39]
5 Years	rr_AverageAnnualReturnYear05	4.02%	[39]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[39]
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[40]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[40]
10 Years	rr_AverageAnnualReturnYear10	6.91%	[40]
Boston Partners Global Equity Fund | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPGRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,621
Annual Return 2013	rr_AnnualReturn2013	32.67%
Annual Return 2014	rr_AnnualReturn2014	4.34%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	8.50%
Annual Return 2017	rr_AnnualReturn2017	20.37%
Annual Return 2018	rr_AnnualReturn2018	(13.15%)
Annual Return 2019	rr_AnnualReturn2019	18.77%
Annual Return 2020	rr_AnnualReturn2020	3.26%
Annual Return 2021	rr_AnnualReturn2021	21.76%
Annual Return 2022	rr_AnnualReturn2022	(3.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.53%)
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Boston Partners Global Equity Fund | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.41%)	[42]
5 Years	rr_AverageAnnualReturnYear05	4.02%	[42]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[42]
Boston Partners Global Equity Fund | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[43]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[43]
10 Years	rr_AverageAnnualReturnYear10	6.91%	[43]
Boston Partners Emerging Markets Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Emerging Markets Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended August 31, 2023 , the portfolio turnover rate for the Fund was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund’s portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the Adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality.

The Fund’s portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock’s changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff. The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The equity securities in which the Fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”).

The Fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as “junk bonds”), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield debt obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class for one year. This also provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you the performance of the Fund’s Institutional Class for one year. This also provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter:	20.40% (quarter ended June 30, 2020)
Worst Quarter:	-24.50% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 10.85%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Emerging Markets Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Emerging Markets Fund | Boston Partners Institutional | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in junk bonds, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such junk bonds are not considered to be investment grade.

Boston Partners Emerging Markets Fund | MSCI Emerging Markets Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2017
Boston Partners Emerging Markets Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPEMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,020
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 17,886
Annual Return 2018	rr_AnnualReturn2018	(20.87%)
Annual Return 2019	rr_AnnualReturn2019	28.29%
Annual Return 2020	rr_AnnualReturn2020	14.58%
Annual Return 2021	rr_AnnualReturn2021	(3.90%)
Annual Return 2022	rr_AnnualReturn2022	(17.96%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
1 Year	rr_AverageAnnualReturnYear01	(17.96%)
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2017
Boston Partners Emerging Markets Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.62%)	[45]
5 Years	rr_AverageAnnualReturnYear05	(2.45%)	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2017	[45]
Boston Partners Emerging Markets Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.23%)	[46]
5 Years	rr_AverageAnnualReturnYear05	(1.29%)	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2017	[46]
Boston Partners Long/Short Equity Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.76% (quarter ended December 31, 2022)
Worst Quarter:	-19.48% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 5.71%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Equity Fund | Boston Partners Institutional | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Equity Fund | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.61% (quarter ended December 31, 2022)
Worst Quarter:	-19.53% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 5.57%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Equity Fund | Boston Partners Investor | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Boston Partners Long/Short Equity Fund | S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Boston Partners Long/Short Equity Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPLSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 2,050
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	7,678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	13,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 29,549
Annual Return 2013	rr_AnnualReturn2013	7.90%
Annual Return 2014	rr_AnnualReturn2014	4.72%
Annual Return 2015	rr_AnnualReturn2015	(1.09%)
Annual Return 2016	rr_AnnualReturn2016	22.48%
Annual Return 2017	rr_AnnualReturn2017	2.77%
Annual Return 2018	rr_AnnualReturn2018	(15.47%)
Annual Return 2019	rr_AnnualReturn2019	9.12%
Annual Return 2020	rr_AnnualReturn2020	(6.35%)
Annual Return 2021	rr_AnnualReturn2021	32.03%
Annual Return 2022	rr_AnnualReturn2022	7.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.48%)
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.58%	[48]
5 Years	rr_AverageAnnualReturnYear05	0.95%	[48]
10 Years	rr_AverageAnnualReturnYear10	3.38%	[48]
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.56%	[49]
5 Years	rr_AverageAnnualReturnYear05	2.56%	[49]
10 Years	rr_AverageAnnualReturnYear10	3.98%	[49]
Boston Partners Long/Short Equity Fund | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPLEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[50]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,481
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,196
Annual Return 2013	rr_AnnualReturn2013	7.59%
Annual Return 2014	rr_AnnualReturn2014	4.49%
Annual Return 2015	rr_AnnualReturn2015	(1.39%)
Annual Return 2016	rr_AnnualReturn2016	22.19%
Annual Return 2017	rr_AnnualReturn2017	2.55%
Annual Return 2018	rr_AnnualReturn2018	(15.70%)
Annual Return 2019	rr_AnnualReturn2019	8.85%
Annual Return 2020	rr_AnnualReturn2020	(6.60%)
Annual Return 2021	rr_AnnualReturn2021	31.72%
Annual Return 2022	rr_AnnualReturn2022	6.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.53%)
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Boston Partners Long/Short Equity Fund | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.68%	[51]
5 Years	rr_AverageAnnualReturnYear05	0.30%	[51]
10 Years	rr_AverageAnnualReturnYear10	2.88%	[51]
Boston Partners Long/Short Equity Fund | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.62%	[52]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[52]
10 Years	rr_AverageAnnualReturnYear10	3.72%	[52]
Boston Partners Long/Short Research Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Long/Short Research Fund (the “Fund”) seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e., sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or “micro”) cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Fund may also invest in depositary receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as “junk bonds”). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization, or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund’s portfolio or investments will be insulated from market moves or effectively hedged against risk.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.99% (quarter ended December 31, 2020)
Worst Quarter:	-18.51% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was -0.07%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Research Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Research Fund | Boston Partners Institutional | Indexed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

Boston Partners Long/Short Research Fund | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Long/Short Research Fund (the “Fund”) seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e., sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or “micro”)-cap companies, as well as other instruments that are convertible into equity securities. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Fund may also invest in depository receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as “junk bonds”). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization (“NRSRO”), or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund’s portfolio or investments will be insulated from market moves or effectively hedged against risk.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange-traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.88% (quarter ended December 31, 2020)
Worst Quarter:	-18.53% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was -0.30%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Research Fund | Boston Partners Investor | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. Less liquid securities that the fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Research Fund | Boston Partners Investor | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies.

REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an Adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Long/Short Research Fund | Boston Partners Investor | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Long/Short Research Fund | Boston Partners Investor | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Research Fund | Boston Partners Investor | Indexed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Boston Partners Long/Short Research Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPIRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,909
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	10,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 22,010
Annual Return 2013	rr_AnnualReturn2013	17.77%
Annual Return 2014	rr_AnnualReturn2014	7.15%
Annual Return 2015	rr_AnnualReturn2015	1.52%
Annual Return 2016	rr_AnnualReturn2016	3.62%
Annual Return 2017	rr_AnnualReturn2017	10.10%
Annual Return 2018	rr_AnnualReturn2018	(10.59%)
Annual Return 2019	rr_AnnualReturn2019	12.58%
Annual Return 2020	rr_AnnualReturn2020	(8.25%)
Annual Return 2021	rr_AnnualReturn2021	23.80%
Annual Return 2022	rr_AnnualReturn2022	6.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.10%	[53]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[53]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[53]
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.97%	[54]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[54]
10 Years	rr_AverageAnnualReturnYear10	4.58%	[54]
Boston Partners Long/Short Research Fund | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPRRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,462
Annual Return 2013	rr_AnnualReturn2013	17.45%
Annual Return 2014	rr_AnnualReturn2014	6.86%
Annual Return 2015	rr_AnnualReturn2015	1.27%
Annual Return 2016	rr_AnnualReturn2016	3.40%
Annual Return 2017	rr_AnnualReturn2017	9.80%
Annual Return 2018	rr_AnnualReturn2018	(10.80%)
Annual Return 2019	rr_AnnualReturn2019	12.28%
Annual Return 2020	rr_AnnualReturn2020	(8.49%)
Annual Return 2021	rr_AnnualReturn2021	23.46%
Annual Return 2022	rr_AnnualReturn2022	6.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.53%)
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Boston Partners Long/Short Research Fund | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.78%	[55]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[55]
10 Years	rr_AverageAnnualReturnYear10	4.49%	[55]
Boston Partners Long/Short Research Fund | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.88%	[56]
5 Years	rr_AverageAnnualReturnYear05	2.61%	[56]
10 Years	rr_AverageAnnualReturnYear10	4.35%	[56]
Boston Partners Global Long/Short Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Global Long/Short Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. The Adviser assesses each investment’s changing characteristics relative to its contribution to portfolio risk. The Adviser will sell an investment held long or close out a short position that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, the Adviser expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry. The Fund is non-diversified, and may invest in fewer securities at any one time than a diversified fund.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.63% (quarter ended December 31, 2020)
Worst Quarter:	-17.57% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 3.88%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Long/Short Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities.

Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Long/Short Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Long/Short Fund | Boston Partners Institutional | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Global Long/Short Fund | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Global Long/Short Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage The Fund invests, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”), and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. The Adviser assesses each investment’s changing characteristics relative to its contribution to portfolio risk. The Adviser will sell an investment held long or close out a short position that the Adviser believes no longer offers an appropriate return-to-risk trade-off.

Under normal circumstances, the Adviser expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry. The Fund is non-diversified and may invest in fewer securities at any one time than a diversified fund.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objectives. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.50% (quarter ended December 31, 2020)
Worst Quarter:	-17.66% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 3.73%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Long/Short Fund | Boston Partners Investor | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Long/Short Fund | Boston Partners Investor | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Global Long/Short Fund | Boston Partners Investor | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Global Long/Short Fund | Boston Partners Investor | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Long/Short Fund | Boston Partners Investor | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Long/Short Fund | Boston Partners Investor | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Global Long/Short Fund | MSCI® World Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Boston Partners Global Long/Short Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014
Boston Partners Global Long/Short Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BGLSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 2,421
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	7,455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	12,755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 27,263
Annual Return 2014	rr_AnnualReturn2014	1.40%
Annual Return 2015	rr_AnnualReturn2015	6.55%
Annual Return 2016	rr_AnnualReturn2016	2.36%
Annual Return 2017	rr_AnnualReturn2017	7.55%
Annual Return 2018	rr_AnnualReturn2018	(9.22%)
Annual Return 2019	rr_AnnualReturn2019	4.59%
Annual Return 2020	rr_AnnualReturn2020	(0.49%)
Annual Return 2021	rr_AnnualReturn2021	17.67%
Annual Return 2022	rr_AnnualReturn2022	16.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Boston Partners Global Long/Short Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.52%	[57]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[57]
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[57]
Boston Partners Global Long/Short Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.96%	[58]
5 Years	rr_AverageAnnualReturnYear05	4.05%	[58]
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%	[58]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[58]
Boston Partners Global Long/Short Fund | Investor Class | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BGRSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,973
Annual Return 2015	rr_AnnualReturn2015	6.26%
Annual Return 2016	rr_AnnualReturn2016	2.09%
Annual Return 2017	rr_AnnualReturn2017	7.23%
Annual Return 2018	rr_AnnualReturn2018	(9.38%)
Annual Return 2019	rr_AnnualReturn2019	4.27%
Annual Return 2020	rr_AnnualReturn2020	(0.74%)
Annual Return 2021	rr_AnnualReturn2021	17.42%
Annual Return 2022	rr_AnnualReturn2022	15.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.66%)
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014
Boston Partners Global Long/Short Fund | Investor Class | After Taxes on Distributions | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.19%	[59]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014	[59]
Boston Partners Global Long/Short Fund | Investor Class | After Taxes on Distributions and Sales | Boston Partners Investor
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.75%	[60]
5 Years	rr_AverageAnnualReturnYear05	3.84%	[60]
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[60]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014	[60]
Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-related securities. The Fund will invest in a non-diversified, multi-strategy long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund’s portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies including shorting securities that the Adviser believes will underperform and purchasing securities that the Adviser believes will outperform.

The long portion of the portfolio will emphasize low valuation, positive business momentum and high quality securities. The short portfolio will emphasize securities with high valuation risk, high balance sheet risk and signs of slowing sales and earnings momentum.

The Fund’s portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock’s changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock held long or close out a short position in a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

The equity securities in which the Fund will invest include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”).

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield fixed income obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 50% of the Fund’s net assets with a typical range of 30% to 70% net long.

The Fund’s long and short positions may involve (without limit) equity securities of non-U.S. issuers that are traded in the markets of the United States.

In addition to the short sales discussed above, the Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It is currently expected that the majority of the Fund’s short sales will not be against the box.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund is the sole shareholder of Boston Partners Emerging Markets Long/Short Offshore Ltd., a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in futures contracts traded on Indian stock exchanges. The Fund and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors. An election has been made to cause the Subsidiary to be a disregarded entity for U.S. federal income tax purposes; accordingly, the assets and income of the Subsidiary will be treated for U.S. federal income tax purposes no differently from the other assets and income of the Fund.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

The Fund commenced operations as a series of The RBB Fund, Inc. (the “Company”) on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Markets Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown below for periods prior to December 15, 2015 is that of the Prior Account. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Prior Account. The Fund is managed by Joseph F. Feeney, Jr., who also served as one of the Prior Account portfolio managers that managed the Prior Account since its inception in 2015. The Prior Account was not registered under 1940 Act, and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Prior Account had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Prior Account’s restated past performance. The Prior Account’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Prior Account. The Prior Account was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	10.82% (quarter ended June 30, 2020)
Worst Quarter:	-11.50% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 3.92%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class, including the Prior Account, both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may not be successful in its strategy of taking long positions in securities the Adviser believes to be undervalued and short positions in securities the Adviser believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make. Investments the Fund makes may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling is speculative and also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in the value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Unseasoned Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Illiquid Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Micro-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | REITs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | High Yield Debt Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Emerging Markets Dynamic Equity Fund | Boston Partners Institutional | Subsidiary Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Subsidiary Risks. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Boston Partners Emerging Markets Dynamic Equity Fund | MSCI® Emerging Markets Index - Net Return (reflects no deduction for fees, expenses or taxes) | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Emerging Markets Dynamic Equity Fund | Institutional Class | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[62]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[63]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,084
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 19,853
Annual Return 2015	rr_AnnualReturn2015	(5.35%)
Annual Return 2016	rr_AnnualReturn2016	7.91%
Annual Return 2017	rr_AnnualReturn2017	24.78%
Annual Return 2018	rr_AnnualReturn2018	(18.30%)
Annual Return 2019	rr_AnnualReturn2019	17.46%
Annual Return 2020	rr_AnnualReturn2020	11.81%
Annual Return 2021	rr_AnnualReturn2021	(5.69%)
Annual Return 2022	rr_AnnualReturn2022	(4.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.50%)
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Emerging Markets Dynamic Equity Fund | Institutional Class | After Taxes on Distributions | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.13%)	[64]
5 Years	rr_AverageAnnualReturnYear05	(2.36%)	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%	[61],[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015	[64]
Boston Partners Emerging Markets Dynamic Equity Fund | Institutional Class | After Taxes on Distributions and Sales | Boston Partners Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.59%)	[65]
5 Years	rr_AverageAnnualReturnYear05	(0.72%)	[65]
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%	[61],[65]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015	[65]
Campbell Systematic Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Campbell Systematic Macro Fund (the “Fund”) is to seek capital appreciation over the medium to long-term.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you invest at least $25,000 in Class A Shares of the Fund. More Information about these discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge.” Financial Intermediaries may impose different sales charge waivers for Class A Shares, and these variations are described in the section of this Prospectus entitled “Shareholder – Information – Sales Charges”.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate of the Fund was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $25,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares, Class I Shares or Class C Shares in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Systematic Macro Program (as described below), (ii) allocating up to 25% of its total assets in its wholly-owned subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”), which is organized under the acts of the Cayman Islands and employs the Adviser’s Campbell Systematic Macro Program, and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund invests pursuant to the Adviser’s Campbell Systematic Macro Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Systematic Macro Program seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.

Campbell’s Systematic Macro Program, as currently implemented by the Fund, combines Momentum with Quant Macro and Short Term strategies to target maximized diversification. Momentum strategies are designed to capitalize on the tendency for longer-term performance of markets to continue due to behavioral biases, compensation for risk exposures, or other phenomena. Quant Macro strategies are designed to capitalize on asset mispricings caused by fundamental economic considerations or macroeconomic linkages between markets. Short Term strategies, including momentum and mean reversion, are designed to capitalize on temporary market dislocations caused by liquidity demands, trader behaviors, or other phenomena. As of the date of this prospectus, the allocation among these strategies is as follows: Momentum – 40%; Quant Macro – 35%, and Short Term – 25%. The Adviser reserves the right to vary these allocations over time.

The Fund implements these strategies by combining over 100 different systematic models (also referred to as “signals” and/or “alpha sources”). A systematic model is a clearly defined, rules-based approach that uses computer code and data to generate trading signals. A systematic process eliminates emotion, “key person” risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at an adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a fund’s investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments (also referred to in the futures trading industry as “markets”), including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies. The instruments (or markets) currently traded by the Fund include over 100 global futures and forwards markets. The Fund may be long or short any of these markets at any given time. The Adviser reserves the right to vary the markets traded over time.

The Adviser will attempt to mitigate risk through diversification of holdings and through monitoring of the portfolio, the Fund’s counterparties, and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Fund’s portfolio risk. The Adviser evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Fund may utilize proprietary or third party trading algorithms in order to minimize market impact and reduce trading costs.

The Fund is “non-diversified” for purposes of the 1940 Act which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Substantially all of the assets of the Equinox Campbell Strategy Fund, a series of Equinox Funds Trust (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”) that occurred on May 29, 2020. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund. Accordingly, the performance information shown below for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the BarclayHedge BTOP50 Index. The bar chart shows the performance of the Fund’s Class I Shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.campbell.com or by calling the Fund at 1-844-261-6488.

The following past performance information is not indicative of any future results that may be obtained by Campbell, and it should not be assumed that investors of the Fund will experience returns, if any, comparable to those experienced by past or present investors in the Fund or the Predecessor Fund or in other pools and accounts managed by Campbell. Because of the potentially volatile nature of futures and forward contract prices, it is possible that the performance of the Fund or of some or all of the other pools and accounts advised by Campbell may change significantly during the continuing offering from the performance information which may be presented herein.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the BarclayHedge BTOP50 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.campbell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return – Class I For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 15.67% (for the quarter ended March 31, 2022). The worst performance was -12.62% (for the quarter ended June 30, 2015). The Fund’s Class I Shares year-to-date total return for the nine months ended September 30, 2023 was 5.68%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns shown are for Class I Shares only, after tax returns for Class A and Class C will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2022
Campbell Systematic Macro Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Campbell Systematic Macro Fund | Counterparty Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Campbell Systematic Macro Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s net asset value (“NAV”). In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that securities will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Campbell Systematic Macro Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad.

Campbell Systematic Macro Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Campbell Systematic Macro Fund | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The primary types of derivatives in which the Fund or its Subsidiary invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Campbell Systematic Macro Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. In addition, certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

Campbell Systematic Macro Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk: The Adviser employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Adviser may prove to be inaccurate and may not produce the desired results.

Campbell Systematic Macro Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Campbell Systematic Macro Fund | Short Sales Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Campbell Systematic Macro Fund | Subsidiary Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Campbell Systematic Macro Fund | Tax Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tax Risk: In order to qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Services (“IRS”) may take the position that income earned by the Fund through the Cayman Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands acts change such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Campbell Systematic Macro Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Campbell Systematic Macro Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Campbell Systematic Macro Fund | Commodities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates or factors affecting a particular industry or commodity, such as weather, disease (including pandemics), tariffs, embargoes or other trade barriers, acts of war or terrorism, or political and regulatory developments.

Campbell Systematic Macro Fund | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets; are subject to greater social, economic and political instability; have less governmental supervision and regulation of securities markets; and have weaker auditing and financial reporting standards. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Campbell Systematic Macro Fund | Fixed-Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

Campbell Systematic Macro Fund | Foreign Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk. Certain foreign securities in which the Fund may invest may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Campbell Systematic Macro Fund | Futures and Forward Contracts and Related Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Futures and Forward Contracts and Related Risks: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	potentially unlimited losses caused by unanticipated market movements;

●	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that the counterparty will default in the performance of its obligations; and

●

if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Campbell Systematic Macro Fund | General Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

General Market Risk: The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Campbell Systematic Macro Fund | Government Agency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Government Agency Risk: Direct obligations of the U.S. Government such as U.S. Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Campbell Systematic Macro Fund | Government Intervention and Regulatory Changes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

On August 19, 2022, new SEC regulations governing the use of derivatives by registered investment companies became effective. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the 1940 Act.

Campbell Systematic Macro Fund | Leverage/Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Campbell Systematic Macro Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Campbell Systematic Macro Fund | OTC Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Campbell Systematic Macro Fund | Regulatory Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

Campbell Systematic Macro Fund | Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

Campbell Systematic Macro Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[66]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[67]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[68]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 546
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,707
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[69]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013
Campbell Systematic Macro Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[66]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[67]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[68]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,181
Annual Return 2014	rr_AnnualReturn2014	17.60%
Annual Return 2015	rr_AnnualReturn2015	(3.53%)
Annual Return 2016	rr_AnnualReturn2016	(11.36%)
Annual Return 2017	rr_AnnualReturn2017	4.10%
Annual Return 2018	rr_AnnualReturn2018	(7.01%)
Annual Return 2019	rr_AnnualReturn2019	11.71%
Annual Return 2020	rr_AnnualReturn2020	3.46%
Annual Return 2021	rr_AnnualReturn2021	9.05%
Annual Return 2022	rr_AnnualReturn2022	30.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.62%)
1 Year	rr_AverageAnnualReturnYear01	30.94%
5 Years	rr_AverageAnnualReturnYear05	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[69]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013
Campbell Systematic Macro Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.50%	[70]
5 Years	rr_AverageAnnualReturnYear05	5.19%	[70]
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[69],[70]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013	[70]
Campbell Systematic Macro Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.84%	[70]
5 Years	rr_AverageAnnualReturnYear05	5.39%	[70]
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%	[69],[70]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013	[70]
Campbell Systematic Macro Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[66]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[67]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[68]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	378
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	878
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,186
1 Year	rr_AverageAnnualReturnYear01	28.61%	[71]
5 Years	rr_AverageAnnualReturnYear05	7.87%	[71]
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%	[69],[71]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013	[71]
Campbell Systematic Macro Fund | BarclayHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.88%	[72]
5 Years	rr_AverageAnnualReturnYear05	6.19%	[72]
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[69],[72]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013	[72]
Campbell Systematic Macro Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[73]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[73]
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%	[69],[73]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2013	[73]
Free Market U.S. Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FREE MARKET U.S. EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market U.S. Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large (“large-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that the Fund’s Adviser believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. Large cap companies are generally considered companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. Micro cap companies are generally considered companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 24.09% (quarter ended December 31, 2020)
Worst Quarter: -32.45% (quarter ended March 31, 2020)
Year to Date Total Return as of September 30, 2023: 4.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years, and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Free Market U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Free Market U.S. Equity Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market U.S. Equity Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the net asset value (“NAV”) of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market U.S. Equity Fund | Foreign Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap, small cap or micro cap companies in which the Fund’s underlying investment companies invest or in which the Fund invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

Free Market U.S. Equity Fund | Market Capitalizations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Free Market U.S. Equity Fund | Other Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Although the Fund will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Fund at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Free Market U.S. Equity Fund | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Fund will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Free Market U.S. Equity Fund | Underlying Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Companies in which the Fund’s underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

Free Market U.S. Equity Fund | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market U.S. Equity Fund | U.S. Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

Free Market U.S. Equity Fund | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market U.S. Equity Fund | Derivative Instruments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market U.S. Equity Fund | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market U.S. Equity Fund | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market U.S. Equity Fund | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

More information about the Fund’s investments and risks is contained under the section entitled “More About Each Fund’s Investments and Risks.”

Free Market U.S. Equity Fund | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Free Market U.S. Equity Fund | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.18%)	[74]
5 Years	rr_AverageAnnualReturnYear05	6.24%	[74]
10 Years	rr_AverageAnnualReturnYear10	10.21%	[74]
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMUEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[75]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2013	rr_AnnualReturn2013	39.69%
Annual Return 2014	rr_AnnualReturn2014	6.21%
Annual Return 2015	rr_AnnualReturn2015	(4.27%)
Annual Return 2016	rr_AnnualReturn2016	21.22%
Annual Return 2017	rr_AnnualReturn2017	13.44%
Annual Return 2018	rr_AnnualReturn2018	(11.87%)
Annual Return 2019	rr_AnnualReturn2019	22.47%
Annual Return 2020	rr_AnnualReturn2020	5.67%
Annual Return 2021	rr_AnnualReturn2021	31.75%
Annual Return 2022	rr_AnnualReturn2022	(10.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.45%)
1 Year	rr_AverageAnnualReturnYear01	(10.35%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.00%)	[76]
5 Years	rr_AverageAnnualReturnYear05	4.91%	[76]
10 Years	rr_AverageAnnualReturnYear10	8.89%	[76]
Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.98%)	[77]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[77]
10 Years	rr_AverageAnnualReturnYear10	8.11%	[77]
Free Market International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FREE MARKET INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market International Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, the Fund’s Adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the “Emerging Markets Asset Classes”): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries, including frontier markets (emerging market countries in an earlier stage of development). The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. The thresholds will vary by country or region, and the dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 19.80% (quarter ended December 31, 2020)
Worst Quarter: -31.58% (quarter ended March 31, 2020)
Year to Date Total Return as of September 30, 2023: 7.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Free Market International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Free Market International Equity Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Fund may be adversely affected.

Free Market International Equity Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market International Equity Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market International Equity Fund | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investments in emerging market securities by underlying investment companies in which the Fund invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics. The foregoing risks may be greater in frontier markets, which are among the smallest and least mature investment markets.

Free Market International Equity Fund | Foreign Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap or small cap foreign companies in which the Fund’s underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

Free Market International Equity Fund | Market Capitalizations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Free Market International Equity Fund | Other Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Although the Fund will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Fund at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Free Market International Equity Fund | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Fund will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Free Market International Equity Fund | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market International Equity Fund | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market International Equity Fund | Derivative Instruments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market International Equity Fund | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market International Equity Fund | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market International Equity Fund | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

More information about the Fund’s investments and risks is contained under the section entitled “More About Each Fund’s Investments and Risks.”

Free Market International Equity Fund | Foreign Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The value of particular foreign equity securities which the Fund’s underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

Free Market International Equity Fund | Underlying Investment Advisers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap or small cap foreign companies in which the Fund’s underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

Free Market International Equity Fund | Foreign Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Fund’s holdings, may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Free Market International Equity Fund | Investments in Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investments in depositary receipts by underlying investment companies in which the Fund invests are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Free Market International Equity Fund | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.30%)	[78]
5 Years	rr_AverageAnnualReturnYear05	0.31%	[78]
10 Years	rr_AverageAnnualReturnYear10	4.18%	[78]
Free Market International Equity Fund | MSCI World (excluding U.S.) Index (reflects no deduction expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.29%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMNEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[79]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2013	rr_AnnualReturn2013	21.80%
Annual Return 2014	rr_AnnualReturn2014	(5.52%)
Annual Return 2015	rr_AnnualReturn2015	(2.92%)
Annual Return 2016	rr_AnnualReturn2016	8.10%
Annual Return 2017	rr_AnnualReturn2017	27.74%
Annual Return 2018	rr_AnnualReturn2018	(19.65%)
Annual Return 2019	rr_AnnualReturn2019	17.71%
Annual Return 2020	rr_AnnualReturn2020	2.72%
Annual Return 2021	rr_AnnualReturn2021	14.50%
Annual Return 2022	rr_AnnualReturn2022	(10.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.58%)
1 Year	rr_AverageAnnualReturnYear01	(10.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	4.38%
Free Market International Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.28%)	[80]
5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[80]
10 Years	rr_AverageAnnualReturnYear10	3.59%	[80]
Free Market International Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.77%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.04%)	[81]
10 Years	rr_AverageAnnualReturnYear10	3.38%	[81]
Free Market Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FREE MARKET FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market Fixed Income Fund (for this section only, the “Fund”) seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in fixed income securities that the Fund’s Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.; foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank, and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers with maturities of no more than two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years. The underlying investment companies may invest a portion of their assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Short-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 1-5 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non- U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to one year and less than five years.

Intermediate-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 5-10 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to five years and less than ten years.

Inflation Protected Securities Asset Class: The underlying investment companies generally will track the investment results of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. While the Fund will not concentrate its investments in any one industry, the Fund may be focused on banking sectors under certain circumstances.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 2.41% (quarter ended June 30, 2020)
Worst Quarter: -3.36% (quarter ended March 31, 2022)
Year to Date Total Return as of September 30, 2023: 1.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years, and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Free Market Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Free Market Fixed Income Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

Free Market Fixed Income Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Free Market Fixed Income Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market Fixed Income Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed income securities in which the Fund’s underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

Free Market Fixed Income Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

Free Market Fixed Income Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market Fixed Income Fund | Prepayment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates.

Free Market Fixed Income Fund | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market Fixed Income Fund | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market Fixed Income Fund | Derivative Instruments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market Fixed Income Fund | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market Fixed Income Fund | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market Fixed Income Fund | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

More information about the Fund’s investments and risks is contained under the section entitled “More About Each Fund’s Investments and Risks.”

Free Market Fixed Income Fund | Foreign Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Fund’s holdings, may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Free Market Fixed Income Fund | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

Free Market Fixed Income Fund | Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

Free Market Fixed Income Fund | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Fund invests may suffer a loss as a result.

Free Market Fixed Income Fund | Inflation Protected Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Free Market Fixed Income Fund | U.S. Government Agencies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

Free Market Fixed Income Fund | Money Market and General Economic Conditions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Free Market Fixed Income Fund | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.94%)	[82]
5 Years	rr_AverageAnnualReturnYear05	0.67%	[82]
10 Years	rr_AverageAnnualReturnYear10	0.85%	[82]
Free Market Fixed Income Fund | FTSE World Government Bond Index 1-5 Years Currency Hedged U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Free Market Fixed Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMFIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[83]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Annual Return 2014	rr_AnnualReturn2014	1.11%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Annual Return 2016	rr_AnnualReturn2016	1.30%
Annual Return 2017	rr_AnnualReturn2017	1.05%
Annual Return 2018	rr_AnnualReturn2018	0.66%
Annual Return 2019	rr_AnnualReturn2019	4.78%
Annual Return 2020	rr_AnnualReturn2020	3.28%
Annual Return 2021	rr_AnnualReturn2021	(1.05%)
Annual Return 2022	rr_AnnualReturn2022	(6.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	0.29%
Free Market Fixed Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.03%)	[84]
5 Years	rr_AverageAnnualReturnYear05	(0.39%)	[84]
10 Years	rr_AverageAnnualReturnYear10	(0.14%)	[84]
Free Market Fixed Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.86%)	[85]
5 Years	rr_AverageAnnualReturnYear05	(0.10%)	[85]
10 Years	rr_AverageAnnualReturnYear10	0.05%	[85]
Matson Money U.S. Equity VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTIONS MATSON MONEY U.S. EQUITY VI PORTFOLIO FMVUX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money U.S. Equity VI Portfolio (for this section only, the “Portfolio”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended August 31, 2023, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large (“large-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that the Portfolio’s Adviser believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. Large cap companies are generally considered companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S.

operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. Micro cap companies are generally considered companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 24.15% (quarter ended December 31, 2020)
Worst Quarter: -32.51% (quarter ended March 31, 2020)

Year to Date Total Return as of September 30, 2023: 3.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money U.S. Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Matson Money U.S. Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money U.S. Equity VI Portfolio | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the net asset value (“NAV”) of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money U.S. Equity VI Portfolio | Foreign Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap, small cap or micro cap companies in which the Portfolio’s underlying investment companies invest or in which the Portfolio invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

Matson Money U.S. Equity VI Portfolio | Market Capitalizations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Matson Money U.S. Equity VI Portfolio | Other Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Matson Money U.S. Equity VI Portfolio | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Portfolio will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Matson Money U.S. Equity VI Portfolio | Underlying Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Companies in which the Portfolio’s underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

Matson Money U.S. Equity VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money U.S. Equity VI Portfolio | U.S. Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

Matson Money U.S. Equity VI Portfolio | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money U.S. Equity VI Portfolio | Derivative Instruments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money U.S. Equity VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money U.S. Equity VI Portfolio | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. the Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money U.S. Equity VI Portfolio | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Portfolio’s investment strategies and operations.

More information about the Portfolio’s investments and risks is contained under the section entitled “More About Each Portfolio’s Investments and Risks.”

Matson Money U.S. Equity VI Portfolio | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money U.S. Equity VI Portfolio | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.18%)	[86]
5 Years	rr_AverageAnnualReturnYear05	6.24%	[86]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[86]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[86]
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMVUX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[87]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Annual Return 2015	rr_AnnualReturn2015	(4.30%)
Annual Return 2016	rr_AnnualReturn2016	20.58%
Annual Return 2017	rr_AnnualReturn2017	13.32%
Annual Return 2018	rr_AnnualReturn2018	(12.30%)
Annual Return 2019	rr_AnnualReturn2019	22.69%
Annual Return 2020	rr_AnnualReturn2020	5.60%
Annual Return 2021	rr_AnnualReturn2021	31.26%
Annual Return 2022	rr_AnnualReturn2022	(9.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.51%)
1 Year	rr_AverageAnnualReturnYear01	(9.77%)
5 Years	rr_AverageAnnualReturnYear05	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money International Equity VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO FMVIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money International Equity VI Portfolio (for this section only, the “Portfolio”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended August 31, 2023, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, the Portfolio’s Adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the “Emerging Markets Asset Classes”): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries, including frontier markets

(emerging market countries in an earlier stage of development). The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. The thresholds will vary by country or region, and the dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase. An issuer’s securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 19.74% (quarter ended December 31, 2020)
Worst Quarter: -31.24% (quarter ended March 31, 2020)

Year to Date Total Return as of September 30, 2023: 6.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money International Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Matson Money International Equity VI Portfolio | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Portfolio may be adversely affected.

Matson Money International Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money International Equity VI Portfolio | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money International Equity VI Portfolio | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investments in emerging market securities by underlying investment companies in which the Portfolio invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics. The foregoing risks may be greater in frontier markets, which are among the smallest and least mature investment markets.

Matson Money International Equity VI Portfolio | Foreign Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap or small cap foreign companies in which the Portfolio’s underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

Matson Money International Equity VI Portfolio | Market Capitalizations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Matson Money International Equity VI Portfolio | Other Portfolio Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Matson Money International Equity VI Portfolio | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Portfolio will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Matson Money International Equity VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money International Equity VI Portfolio | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money International Equity VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money International Equity VI Portfolio | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. the Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money International Equity VI Portfolio | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Portfolio’s investment strategies and operations.

More information about the Portfolio’s investments and risks is contained under the section entitled “More About Each Portfolio’s Investments and Risks.”

Matson Money International Equity VI Portfolio | Foreign Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The value of particular foreign equity securities which the Portfolio’s underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

Matson Money International Equity VI Portfolio | Underlying Investment Advisers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Stocks of large cap or small cap foreign companies in which the Portfolio’s underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

Matson Money International Equity VI Portfolio | Foreign Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Portfolio’s holdings, may change on days when shareholders are not able to purchase or redeem the Portfolio’s shares.

Matson Money International Equity VI Portfolio | Investments in Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investments in depositary receipts by underlying investment companies in which the Portfolio invests are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Matson Money International Equity VI Portfolio | Derivative Instruments
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money International Equity VI Portfolio | MSCI World (excluding U.S.) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.29%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money International Equity VI Portfolio | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.30%)	[88]
5 Years	rr_AverageAnnualReturnYear05	0.31%	[88]
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[88]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[88]
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMVIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[89]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2015	rr_AnnualReturn2015	(3.74%)
Annual Return 2016	rr_AnnualReturn2016	7.70%
Annual Return 2017	rr_AnnualReturn2017	27.18%
Annual Return 2018	rr_AnnualReturn2018	(19.31%)
Annual Return 2019	rr_AnnualReturn2019	17.36%
Annual Return 2020	rr_AnnualReturn2020	2.57%
Annual Return 2021	rr_AnnualReturn2021	14.31%
Annual Return 2022	rr_AnnualReturn2022	(10.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.24%)
1 Year	rr_AverageAnnualReturnYear01	(10.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money Fixed Income VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MATSON MONEY FIXED INCOME VI PORTFOLIO FMVFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money Fixed Income VI Portfolio (for this section only, the “Portfolio”) seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended August 31, 2023, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in fixed income securities that the Portfolio’s Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers with maturities of no more than two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years. The underlying investment companies may invest a portion of their assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Short-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 1-5 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non- U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to one year and less than five years.

Intermediate-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 5-10 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to five years and less than ten years.

Inflation Protected Securities Asset Class: The underlying investment companies generally will track the investment results of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. While the Portfolio will not concentrate its investments in any one industry, the Portfolio may be focused on banking sectors under certain circumstances.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 2.57% (quarter ended June 30, 2020)
Worst Quarter: -3.61% (quarter ended March 31, 2022)

Year to Date Total Return as of September 30, 2023: 1.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money Fixed Income VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Matson Money Fixed Income VI Portfolio | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

Matson Money Fixed Income VI Portfolio | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Portfolio than if it had not engaged in these contracts.

Matson Money Fixed Income VI Portfolio | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money Fixed Income VI Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed income securities in which the Portfolio’s underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

Matson Money Fixed Income VI Portfolio | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

Matson Money Fixed Income VI Portfolio | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money Fixed Income VI Portfolio | Prepayment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Portfolio to reinvest proceeds of the prepayments at lower interest rates.

Matson Money Fixed Income VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money Fixed Income VI Portfolio | Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money Fixed Income VI Portfolio | Derivative Instruments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money Fixed Income VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money Fixed Income VI Portfolio | ETFs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money Fixed Income VI Portfolio | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact the Portfolio’s investment strategies and operations.

More information about the Portfolio’s investments and risks is contained under the section entitled “More About Each Portfolio’s Investments and Risks.”

Matson Money Fixed Income VI Portfolio | Foreign Issuers Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Portfolio’s holdings, may change on days when shareholders are not able to purchase or redeem the Portfolio’s shares.

Matson Money Fixed Income VI Portfolio | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

Matson Money Fixed Income VI Portfolio | Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

Matson Money Fixed Income VI Portfolio | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Portfolio invests may suffer a loss as a result.

Matson Money Fixed Income VI Portfolio | Inflation Protected Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Matson Money Fixed Income VI Portfolio | U.S. Government Agencies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

Matson Money Fixed Income VI Portfolio | Money Market and General Economic Conditions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Matson Money Fixed Income VI Portfolio | FTSE World Government Bond Index 1-5 Years (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money Fixed Income VI Portfolio | Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.94%)	[90]
5 Years	rr_AverageAnnualReturnYear05	0.67%	[90]
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%	[90]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[90]
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMVFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[91]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2015	rr_AnnualReturn2015	(0.27%)
Annual Return 2016	rr_AnnualReturn2016	0.74%
Annual Return 2017	rr_AnnualReturn2017	0.86%
Annual Return 2018	rr_AnnualReturn2018	0.59%
Annual Return 2019	rr_AnnualReturn2019	4.52%
Annual Return 2020	rr_AnnualReturn2020	3.23%
Annual Return 2021	rr_AnnualReturn2021	(1.34%)
Annual Return 2022	rr_AnnualReturn2022	(7.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.61%)
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Motley Fool 100 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool 100 Index ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Motley Fool 100 Index ETF (the “Fool 100 Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index” – for more on this, see the “Principal Investment Strategies” section).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fool 100 Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fool 100 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fool 100 Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fool 100 Fund’s performance. For the fiscal year ended August 31, 2023, the Fool 100 Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fool 100 Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fool 100 Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fool 100 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fool 100 Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Fool 100 Index. Motley Fool Asset Management, LLC (the “Adviser” or “Motley Fool”) serves as the investment adviser to the Fool 100 Fund. The Fool 100 Index was developed by The Motley Fool, LLC (“TMF”), an affiliate of the Adviser.

The Motley Fool 100 Index

The Fool 100 Index was established by TMF in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by TMF’s analysts and newsletters.

To be eligible for inclusion in the Fool 100 Index, a company must be among the 100 largest domestic firms by market capitalization in TMF’s “recommendation universe.” That recommendation universe includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database.

Each of the 100 largest company’s share of the Fool 100 Index (or “weighting”) is set to equal the company’s share of all Fool 100 Index companies’ aggregate market value. The Fool 100 Index is reconstituted and rebalanced quarterly. From time to time, the Fool 100 Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fool 100 Fund, the Adviser or TMF. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fool 100 Index at www.fool100.com and the Index Calculation Agent, at www.solactive.com.

The Fool 100 Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fool 100 Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Fool 100 Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fool 100 Fund’s performance and that of the Fool 100 Index, before fees and expenses, will be 95% or better.

The Fool 100 Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Fool 100 Index. However, the Fool 100 Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Fool 100 Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Fool 100 Index as a whole, when the Adviser believes it is in the best interests of the Fool 100 Fund (e.g., when replicating the Fool 100 Index involves practical difficulties or substantial costs, a Fool 100 Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fool 100 Fund but not to the Fool 100 Index).

The Fool 100 Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Fool 100 Index, but which the Adviser believes will help the Fool 100 Fund track the Fool 100 Index. For example, the Fool 100 Fund may invest in securities that are not components of the Fool 100 Index to reflect various corporate actions and other changes to the Fool 100 Index (such as reconstitutions, additions and deletions).

The Fool 100 Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fool 100 Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Fool 100 Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Fool 100 Fund will concentrate its investments to approximately the same extent as the Fool 100 Index. As of August 31, 2023, securities in the information technology, communication services and consumer discretionary sectors represented a significant portion of the Fool 100 Index.

The Fool 100 Fund may also seek to increase its income by lending securities.

The Fool 100 Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fool 100 Fund. The bar chart shows the changes in performance of the Fool 100 Fund from year to year. The table illustrates how the Fool 100 Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and the Fool 100 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fool 100 Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of an investment in the Fool 100 Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fool 100 Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.83% in the quarter ended June 30, 2020 Worst Quarter: -21.72% in the quarter ended June 30, 2022 The year-to-date total return for the nine months ended September 30, 2023 was 29.02%.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fool 100 Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fool 100 Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool 100 Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Fool 100 Fund, and there can be no assurance that the Fool 100 Fund will achieve its investment objective.
Motley Fool 100 Index ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fool 100 Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fool 100 Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fool 100 Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fool 100 Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fool 100 Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fool 100 Fund or its service providers may adversely impact and cause financial losses to the Fool 100 Fund or its shareholders. Issuers of securities in which the Fool 100 Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool 100 Index ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fool 100 Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool 100 Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Fool 100 Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fool 100 Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fool 100 Fund.

Motley Fool 100 Index ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. In seeking to replicate the Fool 100 Index, which is adjusted and rebalanced quarterly, the Fool 100 Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool 100 Index ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Fool 100 Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fool 100 Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fool 100 Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fool 100 Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fool 100 Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fool 100 Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool 100 Index ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Fool 100 Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fool 100 Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool 100 Index ETF | Equity Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Markets Risk. The equity securities held in the Fool 100 Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fool 100 Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool 100 Index ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Rankings and Methodology Risk. The Fool 100 Index is comprised of the 100 largest U.S. companies that are either active recommendations of TMF’s newsletter or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Fool 100 Index. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Fool 100 Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fool 100 Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Fool 100 Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Fool 100 Index methodology. Moreover, the methodology and the calculation of the Fool 100 Index could be subject to errors. If the composition of the Fool 100 Index reflects such errors, the Fool 100 Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool 100 Index ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool 100 Index ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The Fool 100 Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fool 100 Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Fool 100 Index or the selling of shares of that security is otherwise required upon a reconstitution of the Fool 100 Index as addressed in the Index methodology.

Motley Fool 100 Index ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Fool 100 Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

●

Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool 100 Index ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. As with all index funds, the performance of the Fool 100 Fund and its Index may differ from each other for a variety of reasons. For example, the Fool 100 Fund incurs operating expenses and portfolio transaction costs not incurred by the Fool 100 Index. In addition, the Fool 100 Fund may not be fully invested in the securities of the Fool 100 Index at all times or may hold securities not included in the Fool 100 Index.

Motley Fool 100 Index ETF | Motley Fool 100 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(30.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2018
Motley Fool 100 Index ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2019	rr_AnnualReturn2019	34.23%
Annual Return 2020	rr_AnnualReturn2020	41.62%
Annual Return 2021	rr_AnnualReturn2021	25.29%
Annual Return 2022	rr_AnnualReturn2022	(30.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	29.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
1 Year	rr_AverageAnnualReturnYear01	(30.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(30.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2018
Motley Fool Global Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Global Opportunities ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Motley Fool Global Opportunities ETF (“the Global Opportunities Fund”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Opportunities Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Opportunities Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Opportunities Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global Opportunities Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Global Opportunities Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Global Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Opportunities Fund is an actively-managed exchange-traded fund (“ETF”), and pursues its investment objective by using a quality growth investing style. The Global Opportunities Fund invests in a focused portfolio of the common stocks of high-quality U.S. companies and the common stocks and depositary receipts (including unsponsored depositary receipts) of high-quality companies that are organized under the laws of other countries around the world.

The Global Opportunities Fund will invest, under normal circumstances, in at least three different countries, and will invest at least 40% of its assets outside of the United States, or, if the conditions are not favorable, will invest at least 30% of its assets outside the United States. The Global Opportunities Fund seeks to stay fully invested and does not attempt to time the market. Although the Global Opportunities Fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller and middle market capitalizations, which Motley Fool Asset Management, LLC (the “Adviser”) considers to be companies with market capitalizations less than $10 billion, and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Global Opportunities Fund’s investment program. As a result, the Global Opportunities Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Global Opportunities Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Global Opportunities Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Global Opportunities Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Global Opportunities Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Global Opportunities Fund prefers to invest in high-quality businesses when possible. To identify these high quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry, and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Global Opportunities Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Global Opportunities Fund’s investment portfolio is focused, generally composed of between 30 and 50 investment positions, with the 10 largest positions representing not more than 60% of the Global Opportunities Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Global Opportunities Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Global Opportunities Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Global Opportunities Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Currently, the Global Opportunities Fund is significantly invested in the industrials sector, communication services sector, financials sector, consumer discretionary sector, and information technology sector, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Global Opportunities Fund may also seek to increase its income by lending securities.

The Global Opportunities Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund. The Global Opportunities Fund has adopted the performance of the MFAM Global Opportunities Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Global Opportunities Fund (the “Reorganization”). Prior to the Reorganization, the Global Opportunities Fund had not yet commenced operations. The Global Opportunities Fund’s total net operating expense ratio is lower than the net operating expense ratio of the Predecessor Fund. Returns in the bar chart and table for the Predecessor Fund have not been adjusted.

The Predecessor Fund, a series of The RBB Fund, Inc. that operated as a publicly sold open-end mutual fund, commenced operations on December 21, 2016 by acquiring the assets and liabilities of the Motley Fool Independence Fund, a series of The Motley Fool Funds Trust (the “MFFT Global Predecessor Fund”), in exchange for shares of the Predecessor Fund.

Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the MFFT Global Predecessor Fund, which was also a publicly-sold open-end mutual fund. The MFFT Global Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Global Opportunities Fund and Predecessor Fund.

The bar chart shows the changes in performance of the Predecessor Fund from year to year. The table illustrates how the Predecessor Fund’s average annual total returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future. Updated performance information is available online at www.fooletfs.com/resources.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com/resources.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 28.73% in the quarter ended June 30, 2020
Worst Quarter: -20.78% in the quarter ended June 30, 2022

The Predecessor Fund’s year-to-date total return for the nine months ended September 30, 2023 was 14.12%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool Global Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Global Opportunities Fund, and there can be no assurance that the Global Opportunities Fund will achieve its investment objective.
Motley Fool Global Opportunities ETF | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Global Opportunities Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Global Opportunities Fund generally does not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Motley Fool Global Opportunities ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Global Opportunities Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Global Opportunities Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Global Opportunities Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Global Opportunities Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Global Opportunities Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Global Opportunities Fund or its service providers may adversely impact and cause financial losses to the Global Opportunities Fund or its shareholders. Issuers of securities in which the Global Opportunities Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Global Opportunities ETF | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Investments Risk. The Global Opportunities Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, less stringent investor protections, unreliable and untimely information about issuers, and political and economic instability. Foreign securities in which the Global Opportunities Fund invests may be traded in markets that close before the time that the Global Opportunities Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Global Opportunities Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Global Opportunities Fund does not calculate its NAV. As a result, the value of the Global Opportunities Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Global Opportunities Fund’s shares.

Motley Fool Global Opportunities ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Global Opportunities Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“APs”) may engage in creation or redemption transactions directly with the Fund. The Global Opportunities Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Global Opportunities Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Global Opportunities Fund Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Global Opportunities Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Global Opportunities ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Global Opportunities Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Global Opportunities Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Global Opportunities ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Global Opportunities Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

●

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●

Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●

Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Global Opportunities ETF | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Active Management Risk. The Global Opportunities Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Global Opportunities ETF | Company and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Global Opportunities Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Global Opportunities ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investment Style Risk. The Global Opportunities Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Global Opportunities Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Global Opportunities Fund will underperform the market and its peers over short timeframes.

Motley Fool Global Opportunities ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Depositary Receipts Risk. The Global Opportunities Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Global Opportunities Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Motley Fool Global Opportunities ETF | Emerging Market Countries Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Market Countries Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Global Opportunities Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. The Global Opportunities Fund seeks to invest no more than 50% of its net assets in emerging market countries.

Motley Fool Global Opportunities ETF | Small and Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small and Mid-Capitalization Companies Risk. The Global Opportunities Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Global Opportunities ETF | FTSE Global All Cap Net Tax Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.87%)
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2015	rr_AnnualReturn2015	(1.37%)
Annual Return 2016	rr_AnnualReturn2016	2.87%
Annual Return 2017	rr_AnnualReturn2017	30.60%
Annual Return 2018	rr_AnnualReturn2018	(3.84%)
Annual Return 2019	rr_AnnualReturn2019	31.40%
Annual Return 2020	rr_AnnualReturn2020	36.02%
Annual Return 2021	rr_AnnualReturn2021	8.12%
Annual Return 2022	rr_AnnualReturn2022	(28.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
1 Year	rr_AverageAnnualReturnYear01	(28.40%)
5 Years	rr_AverageAnnualReturnYear05	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.51%)
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Mid-Cap Growth ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Motley Fool Mid-Cap Growth ETF (the “Mid-Cap Growth Fund”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Mid-Cap Growth Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid-Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Growth Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Mid-Cap Growth Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Mid-Cap Growth Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Mid-Cap Growth Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Mid-Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid-Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by using a quality growth investing style. The Mid-Cap Growth Fund invests in a focused portfolio of the common stocks of high-quality companies domiciled in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Mid-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having mid-market capitalizations. For this purpose, Motley Fool Asset Management, LLC (the “Adviser”) currently defines mid-market capitalization companies as having similar market capitalizations to the companies in the Russell Midcap® Growth Total Return Index, which is used for the purpose of determining range and not for targeting portfolio management. As of October 31, 2023, the average dollar-weighted market cap of the Russell Midcap Growth Total Return Index was approximately $23.8 billion. The median market cap was approximately $10.0 billion and the largest stock included in the index had a market cap of approximately $51.6 billion. Under normal circumstances, the Mid-Cap Growth Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Mid-Cap Growth Fund, the Adviser looks for securities of companies that have high quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Mid-Cap Growth Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Mid-Cap Growth Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Mid-Cap Growth Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Mid-Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Mid-Cap Growth Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Mid-Cap Growth Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Mid-Cap Growth Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Mid-Cap Growth Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Mid-Cap Growth Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Mid-Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Currently, the Mid-Cap Growth Fund is significantly invested in the industrials sector, consumer discretionary sector, health care sector, and information technology sector, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Fund may also seek to increase its income by lending portfolio securities.

The Mid-Cap Growth Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Mid-Cap Growth Fund. The Mid-Cap Growth Fund has adopted the performance of the MFAM Mid-Cap Growth Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Mid-Cap Growth Fund (the “Reorganization”). Prior to the Reorganization, the Mid-Cap Growth Fund had not yet commenced operations. The Mid-Cap Growth Fund’s total net operating expense ratio is lower than the net operating expense ratio of the Predecessor Fund. Returns in the bar chart and table for the Predecessor Fund have not been adjusted.

The Predecessor Fund, a series of The RBB Fund, Inc. that operated as a publicly sold open-end mutual fund, commenced operations on December 21, 2016 by acquiring the assets and liabilities of the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the “MFFT GA Predecessor Fund”), in exchange for shares of the Predecessor Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the MFFT GA Predecessor Fund, which was also a publicly-sold open-end mutual fund. The MFFT GA Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Mid-Cap Growth Fund and Predecessor Fund.

The bar chart shows the changes in performance of the Predecessor Fund from year to year. The table illustrates how the Predecessor Fund’s average annual total returns for the one-year, five-year and since-inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Mid-Cap Growth Fund will perform in the future. Updated performance information is available online at www.fooletfs.com/resources.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Mid-Cap Growth Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com/resources.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Mid-Cap Growth Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 30.42% in the quarter ended June 30, 2020
Worst Quarter: -20.15% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2023 was 11.29%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Motley Fool Mid-Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Mid-Cap Growth Fund, and there can be no assurance that the Mid-Cap Growth Fund will achieve its investment objective.
Motley Fool Mid-Cap Growth ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Mid-Cap Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Mid-Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Mid-Cap Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Mid-Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Mid-Cap Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Mid-Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Mid-Cap Growth Fund or its shareholders. Issuers of securities in which the Mid-Cap Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Mid-Cap Growth ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Mid-Cap Growth Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Mid-Cap Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Mid-Cap Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Mid-Cap Growth Fund Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Mid-Cap Growth Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Mid-Cap Growth ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Mid-Cap Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Mid-Cap Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Mid-Cap Growth ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Mid-Cap Growth Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●

Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●

Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Mid-Cap Growth ETF | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Active Management Risk. The Mid-Cap Growth Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Mid-Cap Growth ETF | Company and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Mid-Cap Growth Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Mid-Cap Growth ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investment Style Risk. The Mid-Cap Growth Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Mid-Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Mid-Cap Growth Fund will underperform the market and its peers over short time frames.

Motley Fool Mid-Cap Growth ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Companies Risk. The Mid-Cap Growth Fund invests in securities of mid-capitalization companies. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Mid-Cap Growth ETF | Russell Midcap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2015	rr_AnnualReturn2015	(2.74%)
Annual Return 2016	rr_AnnualReturn2016	7.60%
Annual Return 2017	rr_AnnualReturn2017	29.39%
Annual Return 2018	rr_AnnualReturn2018	(11.20%)
Annual Return 2019	rr_AnnualReturn2019	30.39%
Annual Return 2020	rr_AnnualReturn2020	32.68%
Annual Return 2021	rr_AnnualReturn2021	5.15%
Annual Return 2022	rr_AnnualReturn2022	(27.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
1 Year	rr_AverageAnnualReturnYear01	(27.72%)
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(27.72%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.41%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Small-Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Small-Cap Growth ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Motley Fool Small-Cap Growth ETF (the “Small-Cap Growth Fund”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small-Cap Growth Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small-Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Small-Cap Growth Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Small-Cap Growth Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Small-Cap Growth Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Small-Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) and invests primarily in equity securities of small capitalization companies listed on a United States exchange and selected by Motley Fool Asset Management, LLC (the “Adviser”), the Small-Cap Growth Fund’s investment adviser. The Small-Cap Growth Fund pursues its investment objective by using a quality growth style. The Small-Cap Growth Fund invests in a focused portfolio of the common stocks of high-quality companies domiciled in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Small-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by small capitalization companies. For this purpose, the Adviser currently defines small capitalization companies as being within the same range of market capitalizations as the companies in the Russell 2000 Growth Total Return Index (the “Index”). The Index is used for the purpose of determining ranges of market capitalizations and not for targeting portfolio management. As of October 31, 2023, the median market capitalization of the Index was $1.0 billion and the largest stock was $12.6 billion. Under normal circumstances, the

Small-Cap Growth Fund seeks to stay fully invested and does not attempt to time the market. The Small-Cap Growth Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. In addition, at any given time, the Small-Cap Growth Fund may have a significant portion of its net assets invested in securities of issuers within a particular sector, such as the information technology, health care, industrial, real estate sector and consumer discretionary sectors.

In identifying investments for the Small-Cap Growth Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and the potential for robust streams of free cash flow. In managing the Small-Cap Growth Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Small-Cap Growth Fund’s allocations to maintain a mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Small-Cap Growth Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Small-Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria described in more detail below: (i) management, culture, and incentives; (ii) the economics of the business; (iii) competitive advantage; and (iv) trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Small-Cap Growth Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Small-Cap Growth Fund’s investment portfolio is focused, generally composed of between 30 and 40 investment positions.

While investing in a particular sector is not a principal investment strategy of the Small-Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Small-Cap Growth Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. As of

August 31, 2023, the Small-Cap Growth Fund is significantly invested in the health care, industrials and information technology sectors, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Small-Cap Growth Fund may not invest more than 15% of its net assets in illiquid securities.

The Small-Cap Growth Fund may also seek to increase its income by lending securities.

The Small-Cap Growth Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks and volatility of an investment in the Small-Cap Growth Fund. The bar chart shows the changes in performance of the Small-Cap Growth Fund from year to year. The table illustrates how the Small-Cap Growth Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Small-Cap Growth Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of an investment in the Small-Cap Growth Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Small-Cap Growth Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 36.00% in the quarter ended June 30, 2020 Worst Quarter: -24.42% in the quarter ended June 30, 2022 The year-to-date total return for the nine months ended September 30, 2023 was 13.94%.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool Small-Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Small-Cap Growth Fund, and there can be no assurance that the Small-Cap Growth Fund will achieve its investment objective.
Motley Fool Small-Cap Growth ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Small-Cap Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Small-Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Small-Cap Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Small-Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Small-Cap Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Small-Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Small-Cap Growth Fund or its shareholders. Issuers of securities in which the Small-Cap Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Small-Cap Growth ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. The Small-Cap Growth Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Small-Cap Growth ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Small-Cap Growth Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

Motley Fool Small-Cap Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Small-Cap Growth Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Small-Cap Growth Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Small-Cap Growth Fund.

Motley Fool Small-Cap Growth ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Small-Cap Growth Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Small-Cap Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Small-Cap Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Small-Cap Growth Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Small-Cap Growth Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Small-Cap Growth Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Small-Cap Growth ETF | Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small Cap Companies Risk. Investments in securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Small-Cap Growth ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Small-Cap Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Small-Cap Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Small-Cap Growth ETF | Equity Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Market Risk. The equity securities held in the Small-Cap Growth Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Small-Cap Growth Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Small-Cap Growth ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Small-Cap Growth Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●

Industrial Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Small-Cap Growth ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investment Style Risk. The Small-Cap Growth Fund pursues a quality growth style of investing. Quality growth style investing focuses on companies that appear attractive in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Small-Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of its investing style the Small-Cap Growth Fund may underperform the market and its peers over short timeframes.

Motley Fool Small-Cap Growth ETF | Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2019	rr_AnnualReturn2019	38.33%
Annual Return 2020	rr_AnnualReturn2020	57.90%
Annual Return 2021	rr_AnnualReturn2021	(2.29%)
Annual Return 2022	rr_AnnualReturn2022	(32.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.42%)
1 Year	rr_AverageAnnualReturnYear01	(32.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(33.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2018
Motley Fool Next Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Next Index ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Motley Fool Next Index ETF (the “Next Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index” – for more on this, see the “Principal Investment Strategies” section).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Next Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Next Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Next Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Next Fund’s performance. For the fiscal year ended August 31, 2023, the Next Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Next Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Next Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Next Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Next Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Next Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Next Fund. The Next Index was developed by The Motley Fool, LLC (“TMF”), an affiliate of the Adviser.

The Next Index

The Next Index was established by TMF in 2021 and is a proprietary, rules-based index designed to track the performance of mid- and small-capitalization U.S. companies that have been recommended by TMF’s analysts and newsletters. TMF’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules.

To be eligible for inclusion in the Next Index, a security must first meet the existing eligibility criteria of the Motley Fool 100 Index, a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by TMF’s analysts and newsletters. However, the Next Index excludes the 100 largest securities that meet the Motley Fool 100 Index eligibility criteria, subject to universe continuity rules, and consists of the next largest companies with a 3-month average daily value traded greater than or equal to $1 million. The selection universe consists of companies of all market capitalizations. For this purpose, the Adviser defines small- and mid-capitalization companies as companies having capitalizations similar to, or less than, the companies in the Russell Midcap Index. To create the Motley Fool 100 Index, the largest 100 companies (based on market capitalization, but not restricted to any capitalization constraints) are selected. Given that the selection universe is dynamic, there is no guarantee that the smallest companies that make up the top 100 will always fit the definition of large capitalization, or that the first company (or companies) outside the top 100 will not fit the definition of large capitalization. Historically, the market capitalization weighting methodology has resulted in the Motley Fool 100 Index, under commonly accepted definitions, having attributes of a large capitalization index, and the Next Index having attributes of a small- and mid-capitalization index.

With respect to universe continuity, the Next Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Once the eligible universe is determined, inclusion in the Motley Fool 100 Index and the Next Index are determined jointly based on market capitalization and index continuity rules. A buffer of 30% of the Motley Fool 100 Index membership target - or 30 stocks - is used to prevent frequent turnover around the Motley Fool 100 Index/Next Index cutoff.

Specifically, stocks ranked in the top 70 positions based on firm-level market capitalization (70% of the 100-stock target) are automatically included in the candidate universe for the Motley Fool 100 Index. Additionally, companies that were previously included in the Motley Fool 100 Index will still be included as long as their market capitalization rank is equal to or better than 130 (130% of the 100-stock target). Stocks are then added to the Motley Fool 100 Index based on conviction score rank until the 100-stock target is reached. The remaining stocks are included in the Next Index.

Each selected company’s share of the Next Index (or “weighting”) is set to equal the company’s share of all Next Index companies’ aggregate market value. The Next Index is reconstituted and rebalanced quarterly. The Next Index will typically include 150 – 450 companies at any one time.

The Next Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Next Fund, the Adviser or TMF. Additional information regarding the Next Index, including its value, is available on the websites of the Next Index at www.foolindices.com and the Index Calculation Agent, at www.solactive.com.

The Next Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Next Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Next Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Next Fund’s performance and that of the Next Index, before fees and expenses, will be 95% or better.

The Next Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Next Index. However, the Next Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Next Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Next Index as a whole, when the Adviser believes it is in the best interests of the Next Fund (e.g., when replicating the Next Index involves practical difficulties or substantial costs, a Next Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Next Fund but not to the Next Index).

The Next Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Next Index, but which the Adviser believes will help the Next Fund track the Next Index. For example, the Next Fund may invest in securities that are not components of the Next Index to reflect various corporate actions and other changes to the Next Index (such as reconstitutions, additions and deletions).

The Next Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Next Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Next Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Next Fund will concentrate its investments to approximately the same extent as the Next Index.

The Next Fund may also seek to increase its income by lending securities.

The Next Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks and volatility of an investment in the Next Fund. The bar chart shows the performance of the Next Fund for one year. The table illustrates how the Next Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and the Next Index. Past performance, both before and after taxes, does not necessarily indicate how the Next Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of an investment in the Next Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Next Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 5.56% in the quarter ended December 31, 2022
Worst Quarter: -21.23% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2023 was 3.18%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Next Index Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Next Index Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool Next Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Next Fund, and there can be no assurance that the Next Fund will achieve its investment objective.
Motley Fool Next Index ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Next Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Next Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Next Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Next Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Next Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Next Fund or its service providers may adversely impact and cause financial losses to the Next Fund or its shareholders. Issuers of securities in which the Next Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Next Index ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Next Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool Next Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Next Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Next Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Next Fund.

Motley Fool Next Index ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. In seeking to replicate the Next Index, which is adjusted and rebalanced quarterly, the Next Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Next Index ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Next Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Next Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Next Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Next Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Next Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Next Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Next Index ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Next Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Next Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Next Fund.

Motley Fool Next Index ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Next Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Next Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Next Index ETF | Equity Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Markets Risk. The equity securities held in the Next Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Next Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Next Index ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Next Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Next Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Next Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Next Index methodology. Moreover, the methodology and the calculation of the Next Index could be subject to errors. If the composition of the Next Index reflects such errors, the Next Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Next Index ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The Next Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Next Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Next Index or the selling of shares of that security is otherwise required upon a reconstitution of the Next Index as addressed in the Index methodology.

Motley Fool Next Index ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Next Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●

Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Next Index ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. As with all index funds, the performance of the Next Fund and its Index may differ from each other for a variety of reasons. For example, the Next Fund incurs operating expenses and portfolio transaction costs not incurred by the Next Index. In addition, the Next Fund may not be fully invested in the securities of the Next Index at all times or may hold securities not included in the Next Index.

Motley Fool Next Index ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Companies Risk. Investments in securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Next Index ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Next Index ETF | Motley Fool Next - Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(27.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Next Index ETF | Russell Midcap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2022	rr_AnnualReturn2022	(27.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.23%)
1 Year	rr_AverageAnnualReturnYear01	(27.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(27.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Capital Efficiency 100 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Capital Efficiency 100 Index ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Motley Fool Capital Efficiency 100 Index ETF (the “Capital Efficiency Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index” – for more on this, see the “Principal Investment Strategies” section).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Capital Efficiency Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Capital Efficiency Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Capital Efficiency Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Capital Efficiency Fund’s performance. For the fiscal year ended August 31, 2023, the Capital Efficiency Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Capital Efficiency Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Capital Efficiency Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Capital Efficiency Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Capital Efficiency Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Capital Efficiency 100 Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Capital Efficiency Fund. The Capital Efficiency 100 Index was developed by The Motley Fool, LLC (“TMF”), an affiliate of the Adviser.

The Motley Fool Capital Efficiency 100 Index

The Capital Efficiency 100 Index was established by TMF in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by TMF’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital.

TMF’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Capital Efficiency 100 Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Company shares that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Capital Efficiency Factor Score (defined herein). Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating capital efficiency, a company must report gross profits (or net revenues for financial companies) and meet a minimum total assets threshold as of the most recent filing prior to each index weighting date. TMF’s proprietary Capital Efficiency Factor Score is a composite score that incorporates growth, profitability, and stability metrics in assessing a company’s capital efficiency. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules.

Each selected company’s share of the Capital Efficiency 100 Index (or “weighting”) is set to equal the company’s share of all Capital Efficiency 100 Index companies’ aggregate market value multiplied by their respective Capital Efficiency Factor Scores. A maximum position size limit of 5% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Capital Efficiency 100 Index is reconstituted and rebalanced quarterly.

The Capital Efficiency 100 Index will typically include 100 companies at any one time and may contain companies of any size capitalization.

The Capital Efficiency 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Capital Efficiency Fund, the Adviser or TMF. Additional information regarding the Capital Efficiency 100 Index, including its value, is available on the websites of the Capital Efficiency 100 Index at www.foolindices.com and the Index Calculation Agent, at www.solactive.com.

The Capital Efficiency Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Capital Efficiency Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Capital Efficiency 100 Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Capital Efficiency Fund’s performance and that of the Capital Efficiency 100 Index, before fees and expenses, will be 95% or better.

The Capital Efficiency Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Capital Efficiency 100 Index. However, the Capital Efficiency Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Capital Efficiency 100 Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Capital Efficiency 100 Index as a whole, when the Adviser believes it is in the best interests of the Capital Efficiency Fund (e.g., when replicating the Capital Efficiency 100 Index involves practical difficulties or substantial costs, a Capital Efficiency 100 Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Capital Efficiency Fund but not to the Capital Efficiency 100 Index).

The Capital Efficiency Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Capital Efficiency 100 Index, but which the Adviser believes will help the Capital Efficiency Fund track the Capital Efficiency 100 Index. For example, the Capital Efficiency Fund may invest in securities that are not components of the Capital Efficiency 100 Index to reflect various corporate actions and other changes to the Capital Efficiency 100 Index (such as reconstitutions, additions and deletions).

The Capital Efficiency Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Capital Efficiency Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Capital Efficiency 100 Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Capital Efficiency Fund will concentrate its investments to approximately the same extent as the Capital Efficiency 100 Index.

The Capital Efficiency Fund may also seek to increase its income by lending securities.

The Capital Efficiency Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks and volatility of an investment in the Capital Efficiency Fund. The bar chart shows the performance of the Capital Efficiency Fund for one year. The table illustrates how the Capital Efficiency Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and the Capital Efficiency 100 Index. Past performance, both before and after taxes, does not necessarily indicate how the Capital Efficiency Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of an investment in the Capital Efficiency Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fooletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Capital Efficiency Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 6.79% in the quarter ended December 31, 2022
Worst Quarter: -18.56% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2023 was 23.42%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Capital Efficiency Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Capital Efficiency Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool Capital Efficiency 100 Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Capital Efficiency Fund, and there can be no assurance that the Capital Efficiency Fund will achieve its investment objective.
Motley Fool Capital Efficiency 100 Index ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Capital Efficiency Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Capital Efficiency Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Capital Efficiency Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Capital Efficiency Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Capital Efficiency Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Capital Efficiency Fund or its service providers may adversely impact and cause financial losses to the Capital Efficiency Fund or its shareholders. Issuers of securities in which the Capital Efficiency Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Capital Efficiency 100 Index ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Capital Efficiency Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool Capital Efficiency 100 Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-Diversification Risk. The Capital Efficiency Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Capital Efficiency Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Capital Efficiency Fund.

Motley Fool Capital Efficiency 100 Index ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Portfolio Turnover Risk. In seeking to replicate the Capital Efficiency 100 Index, which is adjusted and rebalanced quarterly, the Capital Efficiency Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Capital Efficiency 100 Index ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Capital Efficiency Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Capital Efficiency Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Capital Efficiency Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Capital Efficiency Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Capital Efficiency Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Capital Efficiency Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Capital Efficiency 100 Index ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Capital Efficiency Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Capital Efficiency Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Capital Efficiency Fund.

Motley Fool Capital Efficiency 100 Index ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The Capital Efficiency Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Capital Efficiency Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Capital Efficiency 100 Index ETF | Equity Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Markets Risk. The equity securities held in the Capital Efficiency Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Capital Efficiency Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Capital Efficiency 100 Index ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Capital Efficiency 100 Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Capital Efficiency Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Capital Efficiency Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Capital Efficiency 100 Index methodology. Moreover, the methodology and the calculation of the Capital Efficiency 100 Index could be subject to errors. If the composition of the Capital Efficiency 100 Index reflects such errors, the Capital Efficiency Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Capital Efficiency 100 Index ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Capital Efficiency 100 Index ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The Capital Efficiency Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Capital Efficiency Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Capital Efficiency 100 Index or the selling of shares of that security is otherwise required upon a reconstitution of the Capital Efficiency 100 Index as addressed in the Index methodology.

Motley Fool Capital Efficiency 100 Index ETF | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Sector Risk. To the extent the Capital Efficiency Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

●

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●

Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Capital Efficiency 100 Index ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. As with all index funds, the performance of the Capital Efficiency Fund and its Index may differ from each other for a variety of reasons. For example, the Capital Efficiency Fund incurs operating expenses and portfolio transaction costs not incurred by the Capital Efficiency 100 Index. In addition, the Capital Efficiency Fund may not be fully invested in the securities of the Capital Efficiency 100 Index at all times or may hold securities not included in the Capital Efficiency 100 Index.

Motley Fool Capital Efficiency 100 Index ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Capital Efficiency 100 Index ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Capital Efficiency 100 Index ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 - Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(25.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2022	rr_AnnualReturn2022	(25.64%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.56%)
1 Year	rr_AverageAnnualReturnYear01	(25.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(25.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2021
Optima Strategic Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Optima Strategic Credit Fund (the “Fund”) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	EXPENSES AND FEES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate of the Fund was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Dividend and Interest Expenses” for Investor Class Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Founders Class Shares or Investor Class Shares of the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account any applicable contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a non-diversified portfolio of credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The Fund defines credit instruments broadly to include any debt instrument, including corporate debt securities, government and agency debt securities, leveraged loans (or bank loans), municipal securities, securitized instruments (including mortgage- and asset-backed securities) and shares of registered, closed-end or open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that have either adopted policies to invest at least 80% of their assets in credit instruments or invest substantially all of their assets in credit instruments. The Fund may invest in domestic and foreign credit instruments of any maturity and credit rating, and may invest a majority of its assets in credit instruments that are rated below investment grade (“high yield bonds”), which are also known as “junk bonds”, and/or credit instruments that are linked to, or provide investment exposure to high yield bonds.

To pursue its investment objective, the Fund uses a trend-following strategy that seeks to identify favorable market environments in high yield bonds. The Fund’s assets are managed in accordance with Anthony Capital Management, LLC’s (the “Sub-Adviser”) proprietary Tactical Risk Model (“TRM”). The TRM is a quantitatively-driven investment process that seeks to invest Fund assets (i) in high yield bonds and derivative instruments that are linked to, or provide investment exposure to, similar credit instruments when the Sub-Adviser believes that high yield bond markets are trending upwards (referred to herein as “Risk-On” environments); and (ii) in short-term fixed income securities or cash equivalents when the Sub-Adviser believes that high yield bond markets are trending downwards (referred to herein as “Risk-Off” environments). By tactically allocating its investments based upon market trends and momentum, the Fund seeks to reduce its exposure to declines in the high yield bond markets, thereby seeking to limit downside volatility and downside loss in down-trending markets. To determine whether a “Risk-On” or “Risk-Off” market environment exists, the Sub-Adviser systematically evaluates, among other things, price data from credit and equity markets, credit spreads, interest rates and other market-based indicators to provide a broad assessment of then-current market conditions.

Subject to the Sub-Adviser’s determination of the state of the then-current market environment, the Fund’s assets will generally be invested as follows:

●

“Risk-On” Environments: In “Risk-On” environments (i.e., where the Sub-Adviser believes that high-yield bond markets are trending upwards), the Fund will invest up to 25% of its assets in derivative instruments including credit default swaps (“CDS”), CDS indexes or baskets of underlying diversified high yield bond funds, high yield bond indices, high yield bond ETFs, bank loan funds, multi-sector bond funds and other fixed income funds and other ETFs.

●

“Risk-Off” Environments: In “Risk-Off” environments (i.e., where the Sub-Adviser believes that high-yield bond markets are trending downwards), the Fund’s assets will be invested primarily in cash equivalents or short-term fixed income securities, including bills, notes and bonds issued by the U.S. Treasury.

High Yield Exposure Through Credit Default Swaps

While the Fund may execute its investment strategy by investing in individual high yield securities, it is anticipated that the Fund will invest during “Risk-On” environments primarily by entering into CDS. CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) sells credit protection or takes on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy, or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund will use CDS as part of a replication tactic whereby the Fund combines a (1) CDS on a portfolio of high yield bonds with (2) investments in high quality securities, such as U.S. Treasury bills, as an economic substitute for a portfolio of individual high yield bonds. This two-instrument “replication portfolio” is expected to have an economic and investment return profile that is substantially similar, although not identical to, a cash portfolio of high yield bonds. If the Fund invests in a portfolio of individual high yield bonds, it earns interest and suffers losses when issuers default. Similarly, the replication portfolio receives nearly identical payments and suffers nearly identical losses to that of a portfolio of high yield bonds. The Fund receives interest (from the portfolio of high-quality securities) and receives payments from the credit protection buyer, which, in total, are approximately equal to the interest payments on a cash portfolio of high yield bonds. Additionally, the Fund makes credit default payments to the credit protection buyer counterparty that are nearly identical to credit losses the Fund would suffer from the default of issuers in a cash portfolio of high yield bonds.

The Fund anticipates that it will use a market-standard high yield reference portfolio known as the Markit CDX High Yield Index (the “CDX High Yield Index”) to execute its investment strategy. The CDX High Yield Index (composed of 5-year credit default swaps on 100 relatively liquid high yield fixed income securities issued by BB and B rated North American corporate entities) is selected and maintained by Markit Group Limited (“Markit Group”) using specific-issue recommendations and current market-based default swap rates provided by major high yield market participants, such as commercial banks and broker-dealers. Markit Group also provides daily updates of the then-current average credit default swap rate associated with each of the securities included in the CDX High Yield Index. The CDX High Yield Index and its average credit default swap rate are used by the Fund and its counterparties to set the terms of CDX High Yield Index-referenced CDS. Markit Group also provides credit default loss information and required credit event payments by conducting a survey or quasi-auction on securities included in the CDX High Yield Index that have suffered a credit event. This loss information is used to calculate payments due from a credit protection seller to the protection buyer. A new CDX High Yield Index is created every six months to update the Index for the purpose of replacing defaulted issuers and including new issuers, which are representative of the then-current high yield market. The Fund expects that it may maintain original CDS or enter into new transactions that terminate the old CDS and replace them with CDS using the newly-updated CDX High Yield Index.

The tactic of using a CDS referenced to the CDX High Yield Index differs from the tactic of investing in specific Sub-Adviser-selected high yield bonds because (1) it does not rely upon the issuer-specific credit research of the Sub-Adviser, (2) exposes the Fund to the credit risk of the counterparty in addition to the credit risk of the reference high yield portfolio, and (3) permits only long or short positions in the Index rather than more selective issuer-specific or sector-specific investments.

In addition to the CDX High Yield Index, the Fund may also use foreign credit default swap indexes to gain exposure to foreign (including emerging markets) fixed income securities.

Other Investments

The Fund may invest in a broad range of securities and engage in a broad range of investment techniques including the following:

●

Credit Instruments: The Fund may invest in foreign and domestic credit instruments, including, without limitation, corporate and sovereign debt securities, government and agency debt securities, leveraged loans (or bank loans), municipal securities, securitized instruments (including mortgage- and asset-backed securities) and shares of Underlying Funds that have either adopted policies to invest at least 80% of their assets in credit instruments or invest substantially all of their assets in credit (collectively, “Credit Instruments”).

●

High Yield Debt Securities: The Fund may invest in high yield debt securities without restriction as to issuer, counterparty, country or capitalization, and without restriction as to credit quality, maturity, issuer type or structure. The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk non-investment grade corporate bonds (which are also commonly called “high yield bonds” or “junk bonds”) with medium to low credit quality ratings. High yield bonds are generally credit instruments that are rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Sub-Adviser, to be of comparable quality. High yield bonds have a higher expected rate of default than investment grade bonds. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as CDS and credit default swap index products. See “High Yield Exposure Through Credit Default Swaps” section in the Fund’s principal investment strategy for more information regarding the Fund’s investments in high yield bond CDS.

●

Underlying Funds: The Fund may invest its assets in shares of Underlying Funds, to the extent permissible under 1940 Act. As a shareholder of one or more Underlying Funds, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fee and other expenses that the Fund bears directly in connection with its own operations. The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.

●

Derivatives: The Fund may invest in derivative products to be used by the Fund to obtain exposure to specific asset class sectors, such as the high yield bond sector, in order to invest long in the specific asset classes. These products include CDS and credit default swap index products (including CDX High Yield Index products). The Fund may also use other derivatives including, without limitation, options transactions, other swap transactions, futures and repurchase agreements, without regard to credit quality, maturity, issuer type or structure.

●

U.S. Government Securities: The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; or (iii) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.

Defensive Periods

During defensive periods, as determined by the Sub-Adviser, the Fund may invest up to 100% of the Fund’s assets in high-quality, short-term debt securities and cash equivalents, including money market instruments and money market mutual funds. The Fund may also engage in derivative transactions to hedge against adverse price movements in credit instruments during defensive periods.

Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the Founders Class shares and by showing how the average annual total returns of Founders Class shares of the Fund compare with the average annual total returns of the Markit CDX.NA.HY 5Y Long Total Return Index. The bar chart shows the performance of the Fund’s Founders Class Shares. Performance for Founders Class shares is not shown because Founders Class shares of the Fund had not commenced operations as of the date of this prospectus. Performance for Founders Class shares will vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-866-239-2026.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the Founders Class shares and by showing how the average annual total returns of Founders Class shares of the Fund compare with the average annual total returns of the Markit CDX.NA.HY 5Y Long Total Return Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-239-2026
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return – Founders Class For the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 0.25% (for the quarter ended December 31, 2022). The worst performance was -0.70% (for the quarter ended June 30, 2022). The Fund’s Institutional Class Shares year-to-date total return for the nine months ended September 30, 2023 was 0.32%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Founders Class and Investor Class Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Optima Strategic Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Optima Strategic Credit Fund | Counterparty Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Optima Strategic Credit Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Optima Strategic Credit Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Optima Strategic Credit Fund | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s investments in derivative instruments including options, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Optima Strategic Credit Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. In addition, the information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Optima Strategic Credit Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Optima Strategic Credit Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Optima Strategic Credit Fund | Leveraging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk. Investments in derivative instruments may give rise to a form of leverage. The Sub-Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Sub-Adviser may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Optima Strategic Credit Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the Fund’s holdings and investment return will fluctuate based upon changes in the value of its investments. The market value of the Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Optima Strategic Credit Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Optima Strategic Credit Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Optima Strategic Credit Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund’s or an Underlying Fund’s investments in foreign securities are subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investments in emerging market securities by the Fund or an Underlying Fund are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies. Certain foreign securities in which the Fund or an Underlying Fund may invest may be traded in markets that close before the time that the Fund or Underlying Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund or an Underlying Fund may invest may be listed on foreign exchanges that trade on weekends or other days when the Fund or Underlying Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Optima Strategic Credit Fund | Government Intervention and Regulatory Changes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention and Regulatory Changes Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Optima Strategic Credit Fund | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

Optima Strategic Credit Fund | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Sub-Adviser and on the Sub-Adviser’s ability to correctly identify economic trends.

Optima Strategic Credit Fund | Cash Positions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Optima Strategic Credit Fund | Credit Default Swap Index Product Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Default Swap Index Product Risk. A credit default swap index product is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers that may take large positions in credit default swaps. The failure of such a buyer could materially and adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Optima Strategic Credit Fund | Credit Default Swap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Default Swap Risk. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Optima Strategic Credit Fund | Futures Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Optima Strategic Credit Fund | High Yield Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Securities Risk. High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Optima Strategic Credit Fund | Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Funds Risk. The Fund may invest in shares of registered, closed-end or open-end investment companies and ETFs. Investments in ETFs are subject to the risks of the securities in which those investment companies invest. Your cost of investing in the Fund, as a fund that invests in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. Fund shareholders will indirectly pay a portion of the operating costs of the Underlying Funds in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

Optima Strategic Credit Fund | Preferred Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities are contractual obligations that entail rights to distributions declared by the issuer, but the issuer may be permitted to defer or suspend distributions for a certain period of time. Preferred securities may pay fixed or adjustable rates of return. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Furthermore, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Optima Strategic Credit Fund | Quantitative Trading Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Trading Strategy Risk. The Sub-Adviser uses quantitative methods to select Fund investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Sub-Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Optima Strategic Credit Fund | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by U.S. government agencies and U.S. government-sponsored instrumentalities or enterprises are supported by varying degrees of credit and may or may not be backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Optima Strategic Credit Fund | Valuation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The debt securities in which the Fund and Underlying Funds invest typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund or Underlying Funds will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund or an Underlying Fund were to change pricing services, or if the Fund or an Underlying Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Optima Strategic Credit Fund | Markit CDX.NA.HY 5Y Long Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[92]
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OPTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[93]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[94]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[94]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Annual Return 2022	rr_AnnualReturn2022	(0.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[92]
Optima Strategic Credit Fund | Founders Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.09%)	[95]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)	[95]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[92],[95]
Optima Strategic Credit Fund | Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.56%)	[95]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)	[95]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2021	[92],[95]
Optima Strategic Credit Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OSCFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[93]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[96]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%	[96]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[94]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%	[94]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
SGI U.S. Large Cap Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SGI U.S. Large Cap Core ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI U.S. Large Cap Core ETF (for this section only, the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s inception on March 30, 2023 to August 31, 2023, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies, which the Fund considers to be those companies listed within the Russell 1000® Index or S&P 500® Index (the “Indexes”). The Fund’s investments will generally consist primarily of common stocks, but may also include preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including ETFs.

Summit Global Investments, LLC (the “Adviser”) attempts to achieve the Fund’s objective by investing in stocks that have strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and favorable quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock. The Fund may sell a stock if these risks are deemed elevated with increased downside risks due to social, environmental, legal, governance risks, and/or if the risk/return characteristics decline due to increasing risk and/or decreasing return potential. Further, the Fund may also decrease weight in an investment for risk control purposes.

Further, the Adviser may not sell from the portfolio a holding that the Adviser believes is likely to appreciate more than an Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within these Indexes. As such, the Fund may, from time to time, hold less than 80% of its net assets within these Indexes.

In seeking to achieve its principal investment strategies, the Fund may engage in trading of portfolio securities that may result in a high portfolio turnover rate.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Proxy Portfolio Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”—and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”). While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. The Proxy Portfolio Disclosures are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Recent performance information is available on the Fund’s website at www.sgiam.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
SGI U.S. Large Cap Core ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
SGI U.S. Large Cap Core ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Core ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. Portfolio turnover risk is the risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI U.S. Large Cap Core ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Core ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI U.S. Large Cap Core ETF | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities

SGI U.S. Large Cap Core ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “ Limitations of Intraday Indicative Value (IIV) Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o

Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o

Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Proxy Portfolio every 15 seconds (the ‘’intraday indicative value’’ or ‘’IIV’’). The IIV should not be viewed as a ‘’real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Proxy Portfolio and not on the Fund’s Actual Portfolio. The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

o

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Proxy Portfolio and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Proxy Portfolio structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

SGI U.S. Large Cap Core ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Fund is a newly organized, diversified management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors of the Company (the “Board) may determine to liquidate the Fund.

SGI U.S. Large Cap Core ETF | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Core ETF | Dividend-Paying Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Dividend-Paying Securities Risk. The Fund may invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI U.S. Large Cap Core ETF | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Environmental, Social and Governance Investing Risk. Environmental, social and governance (“ESG”) investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI U.S. Large Cap Core ETF | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Risk. The Fund’s investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Core ETF | Investment Companies and ETFs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI U.S. Large Cap Core ETF | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Core ETF | Over-the-Counter Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Over-the-Counter Risk. Securities traded on over-the-counter (“OTC”) markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

SGI U.S. Large Cap Core ETF | Semi-Transparent Structure Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Semi-Transparent Structure Risk. The goal of the Proxy Portfolio is, during all market conditions, to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.

●

The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the Fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio. While the Proxy Portfolio may include some of the Fund’s holdings, it is not the Fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the Fund may cost investors more to trade than shares of a traditional ETF.

●

Each day the Fund calculates the overlap between the holdings of the prior business day’s Proxy Portfolio compared to the Actual Portfolio (i.e., proxy overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (i.e., tracking error). If the tracking error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio.

●

The Fund’s Board monitors its tracking error and bid/spread. If deviations become too large, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information for further discussion of the Board’s monitoring responsibilities.

●

Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.

SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[97]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
SGI Dynamic Tactical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SGI Dynamic Tactical ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI Dynamic Tactical ETF (for this section only, the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s inception on March 30, 2023 to August 31, 2023, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) and invests in securities of affiliated and unaffiliated ETFs and open-end mutual funds (collectively, “Underlying Funds”). The Fund utilizes both fundamental analysis and proprietary quantitative frameworks that help inform the investment decision-making process regarding strategic investment opportunities.

The Fund may allocate among major equity asset classes and sectors, within the Underlying Funds, of the U.S., foreign and emerging markets equity of any capitalization. It may further allocate, including by not limited to: domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade, commodities, precious metals and money market funds during periods of weakness in equity markets.

It will generally have some level of investment in equity assets classes but there is no stated limit on the percentage of assets the fund can invest in a particular Underlying Fund or the percentage of assets the fund will allocate to any one asset class, and at times the fund may focus on a small number of Underlying Funds or asset classes and may be non-diversified across asset classes and/or Underlying Funds.

Under normal circumstances, the Fund will seek to fully participate in the positive upside of equity markets. The Fund will seek to reduce risk when fundamental and quantitative frameworks identify weakness within various asset classes and/or sectors and will tactically alternate various Underlying Funds.

Summit Global Investments, LLC (the “Adviser”) may make tactical exposure changes for various other reason. For example, the Adviser may attempt to lower the Fund’s market risk by investing in the Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each of the Underlying Funds and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds.

The Adviser selects the Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s various risks, such as volatility and downside risks, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility and loss.

Some of the Underlying Funds may or may not have processes that include environmental, social, and/or governance (“ESG”) considerations as part of their investment strategy. The Adviser may evaluate how corporate management executes the objective of the Underlying Fund through examination of the Underlying Fund’s proxy voting records, prospectus and other reports. The methods that the Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing due to significant changes in market conditions or geopolitical conditions.

The Fund may sell one or more of the Underlying Funds if the Adviser identifies fundamental, legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Portfolio Reference Basket Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Portfolio Reference Basket”—and certain related information about the Portfolio Reference Basket relative to the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Portfolio Reference Basket Disclosures”), which are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. While the Portfolio Reference Basket includes all of the Fund’s holdings, it is not the Fund’s Actual Portfolio because the holdings will be weighted differently, subject to a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day. The Fund also discloses the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions (the “Guardrail Amount”). The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Fund is actively-managed and does not seek to track an index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Recent performance information is available on the Fund’s website at www.sgiam.com

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
SGI Dynamic Tactical ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
SGI Dynamic Tactical ETF | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Dynamic Tactical ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Fund’s third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Dynamic Tactical ETF | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk. The Fund may invest in companies organized in emerging market countries. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

SGI Dynamic Tactical ETF | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Dynamic Tactical ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. Portfolio turnover risk is the risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Dynamic Tactical ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Management Risk. The Fund is subject to the risk of poor selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Dynamic Tactical ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Dynamic Tactical ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “ Limitations of Intraday Indicative Value (IIV) Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o

Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o

Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Portfolio Reference Basket every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference

Basket and not on the Fund’s Actual Portfolio. The Fund, the Adviser , Sub-Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser, Sub-Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

o

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Portfolio Reference Basket and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Portfolio Reference Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

SGI Dynamic Tactical ETF | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Dynamic Tactical ETF | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Dynamic Tactical ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The Fund is a newly organized, diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate the Fund.

SGI Dynamic Tactical ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Dynamic Tactical ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Dynamic Tactical ETF | Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

SGI Dynamic Tactical ETF | Dividend-Paying Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Dynamic Tactical ETF | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that some Underlying Funds may apply in selecting securities. Some Underlying Funds may screen out particular companies that do not meet their ESG criteria. This may affect the Underlying Funds’ and the Fund’s exposure to certain companies or industries and cause the Underlying Funds to forego certain investment opportunities. The Underlying Funds’ results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. Certain Underlying Funds may screen out companies that they believe may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Underlying Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI Dynamic Tactical ETF | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Dynamic Tactical ETF | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Dynamic Tactical ETF | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Dynamic Tactical ETF | Growth Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Dynamic Tactical ETF | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Dynamic Tactical ETF | Index Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Dynamic Tactical ETF | Industry or Sector Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Dynamic Tactical ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Dynamic Tactical ETF | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DYTA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[98]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTIONS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI U.S. Large Cap Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.” Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A Shares or Class C Shares or $1,000,000 in the Class I Shares of the Fund and for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in other registered investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in securities of affiliated and unaffiliated ETFs (collectively, “Underlying Funds”).

The Adviser attempts to lower the Fund’s market risk by investing in U.S. equity securities that lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below illustrates the performance of the Fund’s Class I Shares (the Class with the longest performance). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 15.02% (quarter ended June 30, 2020)
Worst Quarter: -17.51% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 0.92%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

SGI U.S. Large Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI U.S. Large Cap Equity Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Equity Fund | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI U.S. Large Cap Equity Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Equity Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI U.S. Large Cap Equity Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI U.S. Large Cap Equity Fund | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI U.S. Large Cap Equity Fund | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Equity Fund | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI U.S. Large Cap Equity Fund | Investment Companies and ETFs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI U.S. Large Cap Equity Fund | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Equity Fund | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI U.S. Large Cap Equity Fund | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

SGI U.S. Large Cap Equity Fund | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Equity Fund | Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI U.S. Large Cap Equity Fund | S&P 500® Low Volatility Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
SGI U.S. Large Cap Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SILVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[99]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9,997
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	30,998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	53,726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 119,062
Annual Return 2013	rr_AnnualReturn2013	27.71%	[100]
Annual Return 2014	rr_AnnualReturn2014	14.94%	[100]
Annual Return 2015	rr_AnnualReturn2015	3.57%	[100]
Annual Return 2016	rr_AnnualReturn2016	8.84%	[100]
Annual Return 2017	rr_AnnualReturn2017	16.41%	[100]
Annual Return 2018	rr_AnnualReturn2018	0.19%	[100]
Annual Return 2019	rr_AnnualReturn2019	27.01%	[100]
Annual Return 2020	rr_AnnualReturn2020	11.47%	[100]
Annual Return 2021	rr_AnnualReturn2021	17.45%	[100]
Annual Return 2022	rr_AnnualReturn2022	(12.00%)	[100]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
1 Year	rr_AverageAnnualReturnYear01	(12.00%)	[101]
5 Years	rr_AverageAnnualReturnYear05	7.95%	[101]
10 Years	rr_AverageAnnualReturnYear10	10.94%	[101]
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%	[101]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[101]
SGI U.S. Large Cap Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.03%)	[101],[102]
5 Years	rr_AverageAnnualReturnYear05	6.45%	[101],[102]
10 Years	rr_AverageAnnualReturnYear10	9.49%	[101],[102]
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[101],[102]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[101],[102]
SGI U.S. Large Cap Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.35%)	[101],[102]
5 Years	rr_AverageAnnualReturnYear05	6.11%	[101],[102]
10 Years	rr_AverageAnnualReturnYear10	8.71%	[101],[102]
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[101],[102]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[101],[102]
SGI U.S. Large Cap Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LVOLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[103]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[99]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,926
1 Year	rr_AverageAnnualReturnYear01	(16.85%)	[104]
5 Years	rr_AverageAnnualReturnYear05	6.54%	[104]
10 Years	rr_AverageAnnualReturnYear10	10.67%	[104]
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%	[104]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2015	[104]
SGI U.S. Large Cap Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[99]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,297
1 Year	rr_AverageAnnualReturnYear01	(12.88%)	[104]
5 Years	rr_AverageAnnualReturnYear05	6.97%	[104]
10 Years	rr_AverageAnnualReturnYear10	9.83%	[104]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[104]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[104]
SGI Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the SGI Global Equity Fund (for this section only, the “Fund”) is to seek long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.” Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A Shares and Class C Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 in Class I Shares or $10,000 in Class A Shares or Class C Shares of the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

The Fund’s investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market. The Fund may invest in securities of foreign issuers either directly or through depository receipts, including American Depository Receipts (“ADRs”). The Fund may invest in other registered investment companies, including including exchange-traded funds (“ETFs”). The Fund may also invest in securities of affiliated and unaffiliated ETFs (collectively, “Underlying Funds”) The Fund may invest in or have exposure to companies of any size, but primarily invests in large- and mid- capitalization companies.

The Adviser attempts to lower the Fund’s market risk by investing in equity securities that lower the overall volatility of the Fund’s portfolio as compared to global equity benchmarks. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Returns shown were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund.

The Board approved the Adviser to serve as the Global Equity Fund’s investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Equity Fund’s former investment adviser.

The bar chart below illustrates the performance of the Fund’s Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 23.87% (quarter ended September 30, 2013)
Worst Quarter: -19.41% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 4.68%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund’s Class I Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

SGI Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI Global Equity Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Global Equity Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Global Equity Fund | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund’s portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Global Equity Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Global Equity Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Global Equity Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Global Equity Fund | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Global Equity Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

SGI Global Equity Fund | Mid-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Global Equity Fund | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Global Equity Fund | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics.

■

This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI Global Equity Fund | Investment Companies and ETFs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the Underlying Funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Global Equity Fund | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Global Equity Fund | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Global Equity Fund | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

SGI Global Equity Fund | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Global Equity Fund | Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI Global Equity Fund | MSCI ACWI Minimum Volatility (USD) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.82%)
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[105]
SGI Global Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[106]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[107]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8,575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	30,248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	53,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 121,010
Annual Return 2012	rr_AnnualReturn2012	6.60%
Annual Return 2013	rr_AnnualReturn2013	42.08%
Annual Return 2014	rr_AnnualReturn2014	5.00%
Annual Return 2015	rr_AnnualReturn2015	9.08%
Annual Return 2016	rr_AnnualReturn2016	(10.31%)
Annual Return 2017	rr_AnnualReturn2017	24.60%
Annual Return 2018	rr_AnnualReturn2018	(2.84%)
Annual Return 2019	rr_AnnualReturn2019	24.02%
Annual Return 2020	rr_AnnualReturn2020	4.27%
Annual Return 2021	rr_AnnualReturn2021	15.99%
Annual Return 2022	rr_AnnualReturn2022	(13.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
1 Year	rr_AverageAnnualReturnYear01	(13.05%)
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	13.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[105]
SGI Global Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.74%)	[108]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[108]
10 Years	rr_AverageAnnualReturnYear10	7.49%	[108]
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%	[108]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[105],[108]
SGI Global Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[105]
SGI Global Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[109]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[106]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[107]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 630
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
SGI Global Equity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[106]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[107]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,314
SGI Small Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the SGI Small Cap Core Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund over the various time periods indicated and then held or redeemed all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the trailing twelve-month range of the market capitalizations of those companies that are included in the Russell 2000® Index (“Small Cap Stocks”). For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index (“Index”) is modified (“reconstituted”) regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Index reconstitution. Further, the Adviser will not sell from the portfolio any holdings that the Adviser believes are likely to appreciate more than the Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within this range. As such, the Fund may, from time to time, hold less than 80% of its net assets within this range. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Fund may also invest in securities of affiliated and unaffiliated exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the Adviser believes will appreciate more than the Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80% policy. In seeking to achieve its principal investment strategies, the Fund will engage in trading of portfolio securities that will likely result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below illustrates the performance of the Fund’s Class I Shares. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.The Fund changed its investment adviser on May 14, 2021. The performance set forth below prior to May 14, 2021 is attributable to the former investment adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 29.38% (quarter ended June 30, 2020)
Worst Quarter: -30.76% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was 6.00%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table below compares the Fund’s average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

SGI Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI Small Cap Core Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Small Cap Core Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Small Cap Core Fund | Growth Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downtown and when growth stocks are out of favor.

SGI Small Cap Core Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Portfolio Turnover Risk. The Fund may frequently trade its portfolio holdings. High portfolio turnover will cause the Fund to incur higher brokerage commissions and other transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in higher taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

SGI Small Cap Core Fund | Value Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Value Stock Risk. Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market turndown and when value stocks are out of favor.

SGI Small Cap Core Fund | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Small Cap Core Fund | Environmental, Social and Governance (“ESG”) Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Environmental, Social and Governance (“ESG”) Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI Small Cap Core Fund | Equity Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Equity Stock Risk. Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

SGI Small Cap Core Fund | Investment Companies and Exchange-Traded Funds (“ETFs”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. The Fund’s investment performance may be affected by the investment performance of the Underlying Funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company an ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI Small Cap Core Fund | Small Cap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Small Cap Risk. The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Small Cap Core Fund | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[110]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[111]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,510
Annual Return 2012	rr_AnnualReturn2012	26.14%
Annual Return 2013	rr_AnnualReturn2013	46.87%
Annual Return 2014	rr_AnnualReturn2014	2.38%
Annual Return 2015	rr_AnnualReturn2015	(7.69%)
Annual Return 2016	rr_AnnualReturn2016	19.77%
Annual Return 2017	rr_AnnualReturn2017	17.07%
Annual Return 2018	rr_AnnualReturn2018	(16.00%)
Annual Return 2019	rr_AnnualReturn2019	24.05%
Annual Return 2020	rr_AnnualReturn2020	21.56%
Annual Return 2021	rr_AnnualReturn2021	19.70%
Annual Return 2022	rr_AnnualReturn2022	(13.23%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.76%)
1 Year	rr_AverageAnnualReturnYear01	(13.23%)
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	9.86%
SGI Small Cap Core Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.35%)	[112]
5 Years	rr_AverageAnnualReturnYear05	1.84%	[112]
10 Years	rr_AverageAnnualReturnYear10	6.59%	[112]
SGI Small Cap Core Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.74%)	[112]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[112]
10 Years	rr_AverageAnnualReturnYear10	6.70%	[112]
SGI U.S. Large Cap Equity VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI U.S. Large Cap Equity VI Portfolio (the “Portfolio”) seeks long-term capital appreciation. There can be no guarantee that the Portfolio will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. No portfolio turnover rate is provided since the Portfolio had not commenced operations prior to the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Portfolio’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Portfolio purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Portfolio may also invest in other registered investment companies, including exchange-traded funds (“ETFs”).

Summit Global Investments, LLC (the “Adviser”) attempts to lower the Portfolio’s market risk by investing in U.S. equity securities that lower the overall volatility of the Portfolio’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Portfolio invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Portfolio that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Portfolio’s volatility, there is no guarantee that the strategy will be successful or that the Portfolio’s portfolio will not experience periods of volatility.

The Adviser seeks to incorporate ESG issues into existing portfolio construction practices using a combination of up to three approaches: integration, screening and thematic. Through integration, the Adviser will explicitly and/or systematically include ESG issues in its investment analysis and decisions, to better manage risks and improve returns. Screening places specified filters to lists of potential investments that rule companies in or out of contention for investment, based on the Adviser’s preferences, values or ethics. Thematic investing seeks to combine attractive risk-return profiles with an intention to contribute to a specific environmental or social outcome, including impact investing. The Portfolio intends to invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria.

The Adviser may encourage the companies in which the Portfolio invests in to improve their ESG risk management or develop more sustainable business practices through direct engagement with a company. This may done by discussing ESG issues with companies to improve their handling, including disclosures the companies make surrounding such issues. Another way in which the Adviser may seek to improve performance through ESG is stewardship through proxy voting by formally expressing approval or disapproval through voting and proposing shareholder resolutions on specific ESG issues.

The Portfolio may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Portfolio may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Portfolio is not included because the Portfolio had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Portfolio has at least one calendar year of performance. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Portfolio is not included because the Portfolio had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
SGI U.S. Large Cap Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Portfolio.
SGI U.S. Large Cap Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Equity VI Portfolio | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Portfolio may as a result trade more frequently and incur higher levels of brokerage fees and commissions. A portfolio turnover rate of 100% is considered to be high. The Portfolio’s portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

SGI U.S. Large Cap Equity VI Portfolio | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. The Portfolio is subject to the risk of poor investment selection. In other words, the individual investments of the Portfolio may not perform as well as expected, and/or the Portfolio’s portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Equity VI Portfolio | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. The NAV of the Portfolio will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Portfolio may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Portfolio will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.The prices of securities held by the Portfolio may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI U.S. Large Cap Equity VI Portfolio | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI U.S. Large Cap Equity VI Portfolio | Large-Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Equity VI Portfolio | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Portfolio may apply in selecting securities. The Portfolio seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Portfolio’s exposure to certain companies or industries and cause the Portfolio to forego certain investment opportunities. The Portfolio’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI U.S. Large Cap Equity VI Portfolio | Investment Companies and ETFs Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Investment Companies and ETFs Risk. The Portfolio’s investment performance may be affected by the investment performance of the underlying funds in which the Portfolio may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI U.S. Large Cap Equity VI Portfolio | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Opportunity Risk. As with all mutual funds, the Portfolio is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Equity VI Portfolio | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Portfolio’s gains in rising markets.

SGI U.S. Large Cap Equity VI Portfolio | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Equity VI Portfolio | Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Warrants Risk. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI U.S. Large Cap Equity VI Portfolio | No Operating History Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	No Operating History Risk. The Portfolio will have a limited or no performance history that investors can use to evaluate the Portfolio’s investment performance. If the Portfolio commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

SGI U.S. Large Cap Equity VI Portfolio | SGI U.S. Large Cap Equity VI Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGIVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[113]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 304
SGI Peak Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTIONS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI Peak Growth Fund (for this section only, the “Fund”) seeks capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Additionally, you may be required to pay commissions and/or other forms of compensation to an intermediary for transactions in the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of affiliated and unaffiliated open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may allocate assets across six categories of Underlying Funds: domestic equities, foreign equities (including emerging markets securities), domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade and high yield bonds, and money market funds.

Under normal circumstances, the Fund will invest primarily in Underlying Funds focusing on domestic equities and large capitalization foreign equities, a lesser amount in Underlying Funds focused on small and mid-capitalization foreign equities and emerging markets, and a small amount in Underlying Funds focused on domestic investment-grade bonds, domestic high yield bonds, foreign investment-grade and high yield bonds, and money market funds.

The Adviser attempts to lower the Fund’s market risk by investing in Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each Underlying Fund and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds. The Adviser selects Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

Some Underlying Funds may have processes that include environmental, social, and/or governance (“ESG”) considerations as part of their investment strategy. Not all Underlying Funds will include ESG as part of their investment strategy.

The Adviser may evaluate how an Underlying Fund uses proxy votes and access to corporate management. This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other reports. The methods that Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions or geopolitical conditions.

The Fund may sell an Underlying Fund if the Adviser identifies fundamental, ESG, legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance. As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Peak Growth Fund will perform in the future. Updated performance information is available online at www.sgiam.com or by calling 1-855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Peak Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 7.73% in the quarter ended December 31, 2022
Worst Quarter: -10.10% in the quarter ended September 30, 2022

The year-to-date total return for the nine months ended September 30, 2023 was 3.54%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

SGI Peak Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
SGI Peak Growth Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Peak Growth Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Peak Growth Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

SGI Peak Growth Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Peak Growth Fund | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Peak Growth Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Management Risk. The Fund is subject to the risk of poor investment selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Peak Growth Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Peak Growth Fund | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Peak Growth Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Peak Growth Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Peak Growth Fund | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Peak Growth Fund | Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Peak Growth Fund | Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021.

SGI Peak Growth Fund | Dividend-Paying Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Peak Growth Fund | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that some Underlying Funds may apply in selecting securities. Some Underlying Funds may screen out particular companies that do not meet their ESG criteria. This may affect the Underlying Funds’ and the Fund’s exposure to certain companies or industries and cause the Underlying Funds to forego certain investment opportunities. The Underlying Funds’ results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. Certain Underlying Funds may screen out companies that they believe may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Underlying Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI Peak Growth Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Peak Growth Fund | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Peak Growth Fund | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Peak Growth Fund | Growth Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Growth Risk. If an Underlying Fund’s adviser’s perception of a company’s growth potential are wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Peak Growth Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Peak Growth Fund | Index Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Peak Growth Fund | Industry or Sector Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Peak Growth Fund | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Peak Growth Fund | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Peak Growth Fund | S&P 500® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Peak Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGPKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[114]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[114],[115]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,660
Annual Return 2021	rr_AnnualReturn2021	11.13%
Annual Return 2022	rr_AnnualReturn2022	(14.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.10%)
1 Year	rr_AverageAnnualReturnYear01	(14.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Peak Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Peak Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Prudent Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGI Prudent Growth Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Additionally, you may be required to pay commissions and/or other forms of compensation to an intermediary for transactions in the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of affiliated and unaffiliated open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may allocate assets across six categories of Underlying Funds: domestic equities, foreign equities (including emerging markets securities), domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade and high yield bonds, and money market funds.

Under normal circumstances, the Fund will invest primarily in Underlying Funds focused on domestic equities, a lesser amount in Underlying Funds focused on large capitalization foreign equities, mid-capitalization foreign equities, emerging markets and domestic investment-grade bonds, and a small amount in Underlying Funds focused on small-capitalization foreign equities, domestic high yield bonds, foreign investment-grade and high yield bonds, and money market funds.

The Adviser attempts to lower the Fund’s market risk by investing in Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio. The Fund seeks volatility between 60%-80% as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each Underlying Fund and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds. The Adviser selects Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of higher volatility.

Some Underlying Funds may have processes that include environmental, social, and/or governance (“ESG”) considerations as part of their investment strategy. Not all Underlying Funds will include ESG as part of their investment strategy.

The Adviser may evaluate how an Underlying Fund uses proxy votes and access to corporate management. This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other reports. The methods that Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions or geopolitical conditions.

The Fund may sell an Underlying Fund if the Adviser identifies fundamental, ESG, legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance. As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.sgiam.com or by calling 1-855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 5.91% in the quarter ended December 31, 2022
Worst Quarter: -8.23% in the quarter ended June 30, 2022

The year-to-date total return for the nine months ended September 30, 2023 was 2.36%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SGI Prudent Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
SGI Prudent Growth Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Prudent Growth Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Prudent Growth Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

SGI Prudent Growth Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Prudent Growth Fund | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Prudent Growth Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Management Risk. The Fund is subject to the risk of poor investment selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Prudent Growth Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Prudent Growth Fund | Foreign Custody Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Prudent Growth Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Prudent Growth Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Prudent Growth Fund | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Prudent Growth Fund | Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Prudent Growth Fund | Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

SGI Prudent Growth Fund | Dividend-Paying Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Prudent Growth Fund | Environmental, Social and Governance Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that some Underlying Funds may apply in selecting securities. Some Underlying Funds may screen out particular companies that do not meet their ESG criteria. This may affect the Underlying Funds’ and the Fund’s exposure to certain companies or industries and cause the Underlying Funds to forego certain investment opportunities. The Underlying Funds’ results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. Certain Underlying Funds may screen out companies that they believe may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Underlying Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

SGI Prudent Growth Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Prudent Growth Fund | Opportunity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Prudent Growth Fund | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Prudent Growth Fund | Growth Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Growth Risk. If an Underlying Fund’s adviser’s perceptions of a company’s growth potential is wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Prudent Growth Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Prudent Growth Fund | Index Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Prudent Growth Fund | Industry or Sector Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Prudent Growth Fund | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Prudent Growth Fund | Low Volatility Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Prudent Growth Fund | Composite Index (60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Prudent Growth Fund | S&P 500Ã‚® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Prudent Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGPGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[116]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[116],[117]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,072
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,304
Annual Return 2021	rr_AnnualReturn2021	7.49%
Annual Return 2022	rr_AnnualReturn2022	(12.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.23%)
1 Year	rr_AverageAnnualReturnYear01	(12.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Prudent Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
SGI Prudent Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2020
Oakhurst Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oakhurst Fixed Income Fund (for this section only, the “Fund”) is total return.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year ended August 31, 2023, the Predecessor Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective of total return by investing primarily in a diversified portfolio of investment grade fixed-income securities that Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) believes offer the potential for capital appreciation and current income. Total return for the Fund will consist of income, dividends and capital appreciation. The Fund may invest in various types of fixed-income securities, including, but not limited to, those issued by the U.S. Government and its agencies, corporate bonds, convertible securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Collateralized mortgage obligations are debt obligations that pool together mortgages and separate them into short-, medium-, and long-term positions (“tranches”). Tranches pay different rates of interest depending on their maturity and anticipated cash flow.

Normally, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed-income securities. Investment grade fixed-income securities are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Sub-Adviser considers to be of comparable quality. The Fund may invest up to 20% of its net assets in non-investment grade fixed income securities (hereafter referred to as “junk bonds” or “high yield securities”).

The Fund has adopted an investment policy to concentrate its investments in agency and non-agency mortgage-backed securities. This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. From time to time the Fund may emphasize investment in other particular sectors of the fixed income market. The Fund may also invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions under the Securities Act of 1933. To the extent consistent with its investment policies, the Fund may invest up to 15% of the value of its net assets in securities or other investments that are deemed illiquid.

The Sub-Adviser attempts to maximize the Fund’s total return by actively managing the Fund’s average maturity, sector weightings, and specific security holdings. The Sub-Adviser also actively manages the Fund’s average duration, which is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In constructing the portfolio, the Sub-Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Sub-Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Sub-Adviser will adjust the Fund’s average maturity. The Fund’s average maturity will depend on the Sub-Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Sub-Adviser may take advantage of the entire range of fixed-income maturities, the Fund’s dollar-weighted average maturity, which is the average of all the current maturities of the bonds held in the Fund, will generally range from 90 days up to 10 years. The Fund’s dollar-weighted average maturity will be actively monitored and adjusted based on the Sub-Adviser’s view of interest rate trends. The Sub-Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Following the closing of the Reorganization, the Fund acquired the assets and liabilities of the Predecessor Fund, a series of the F/m Funds Trust, in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies that are substantially similar to the Predecessor Fund, which was advised by the Sub-Adviser.

The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The performance information that follows reflects the performance of the investment adviser to the Predecessor Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. From December 29, 2020 until the closing of the Reorganization, Oakhurst Capital Advisors, LLC served as the investment adviser to the Fund and F/m Investments, LLC, d/b/a Oakhurst Capital Management served as the Fund’s sub-advisor. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available by calling 1-800-292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 3.86% (for the quarter ended June 30, 2020) and the lowest quarterly return was -5.48% (for the quarter ended March 31, 2022). The year-to-date total return through September 30, 2023 was 0.40%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Oakhurst Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Oakhurst Fixed Income Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

Oakhurst Fixed Income Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Oakhurst Fixed Income Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Oakhurst Fixed Income Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

Oakhurst Fixed Income Fund | Concentration Risk - Mortgage-Backed Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk - Mortgage-Backed Securities. To the extent the Fund’s investments are concentrated in the securities of a particular market segment or asset class, the Fund’s investments may be more susceptible to an increased risk of loss due to adverse events, than the market as a whole. As of August 31, 2023, the Fund had 34.6% of the value of its net assets invested in collateralized mortgage-backed securities. Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates because of the need to reinvest prepayments of principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. Mortgage-backed securities are subject to greater prepayment risk during periods when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Non-agency mortgage-backed securities have no direct or indirect government or agency guarantees of payment and may have a limited market especially when there is perceived weakness in the mortgage and real estate market sectors. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. Collateralized mortgage securities may be less liquid and may exhibit greater price volatility than other types of mortgage securities. The value of mortgage-backed securities may be negatively affected by higher interest rates and deteriorating economic conditions and could potentially result in a higher rate of defaults and foreclosures. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities.

Oakhurst Fixed Income Fund | Corporate Bonds
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Bonds. As of August 31, 2023, the Fund had 30.7% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities.

Oakhurst Fixed Income Fund | Investment and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy and the potential market reaction to these initiatives can have a significant effect on the value of fixed-income securities. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Oakhurst Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakhurst Fixed Income Fund | LIBOR Transition Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	LIBOR Transition Risk. Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR, “ to determine payment obligations, financing terms, hedging strategies or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023.The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Oakhurst Fixed Income Fund | Maturity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Oakhurst Fixed Income Fund | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Oakhurst Fixed Income Fund | Privately Placed and Rule 144A Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Privately Placed and Rule 144A Securities. As of August 31, 2023, the Fund had 17.14% of the value of its net assets invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable to publicly traded securities.

Oakhurst Fixed Income Fund | Convertible Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

Oakhurst Fixed Income Fund | High Yield Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

Oakhurst Fixed Income Fund | Other Asset-Backed Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

Oakhurst Fixed Income Fund | U.S. Government Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

Oakhurst Fixed Income Fund | Sector Concentration
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration. At times when the Fund emphasizes a particular sector of the fixed income market, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price.

Oakhurst Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[118]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[118]
10 Years	rr_AverageAnnualReturnYear10	1.06%	[118]
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHFIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[119]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%	[119]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[120]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[119],[120]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 947
Annual Return 2013	rr_AnnualReturn2013	0.54%
Annual Return 2014	rr_AnnualReturn2014	4.93%
Annual Return 2015	rr_AnnualReturn2015	1.80%
Annual Return 2016	rr_AnnualReturn2016	3.13%
Annual Return 2017	rr_AnnualReturn2017	4.13%
Annual Return 2018	rr_AnnualReturn2018	0.74%
Annual Return 2019	rr_AnnualReturn2019	7.35%
Annual Return 2020	rr_AnnualReturn2020	6.71%
Annual Return 2021	rr_AnnualReturn2021	(0.60%)
Annual Return 2022	rr_AnnualReturn2022	(12.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
1 Year	rr_AverageAnnualReturnYear01	(12.27%)	[118]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[118]
10 Years	rr_AverageAnnualReturnYear10	1.50%	[118]
Oakhurst Fixed Income Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.22%)	[118]
5 Years	rr_AverageAnnualReturnYear05	(0.99%)	[118]
10 Years	rr_AverageAnnualReturnYear10	0.24%	[118]
Oakhurst Fixed Income Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.25%)	[118]
5 Years	rr_AverageAnnualReturnYear05	(0.31%)	[118]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[118]
Oakhurst Fixed Income Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[119]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%	[119]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[120]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[119],[120]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	549
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,241
Oakhurst Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oakhurst Short Duration Bond Fund (for this section only, the “Fund”) is to seek a high level of income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year ended August 31, 2023, the Predecessor Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of short duration fixed-income securities. The Fund may invest in various types of fixed-income securities, including, but not limited to, those issued by the U.S. Government and its agencies, corporate bonds, convertible securities, bank obligations, money market securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Collateralized mortgage obligations are debt obligations that pool together mortgages and separate them into short-, medium-, and long-term positions (“tranches”). Tranches pay different rates of interest depending on their maturity and anticipated cash flow.

Normally, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in investment grade bonds. Investment grade bonds are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) considers to be of comparable quality. In addition, up to 20% of the Fund’s net assets may be invested in non-investment grade bonds (hereafter referred to as “junk bonds” or “high yield securities”).

The Fund has adopted an investment policy to concentrate its investments in agency and non-agency mortgage-backed securities. This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. From time to time the Fund may emphasize investment in other particular sectors of the fixed-income market. The Fund may also invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions under the Securities Act of 1933. To the extent consistent with its investment policies, the Fund may invest up to 15% of the value of its net assets in securities or other investments that are deemed illiquid.

The Sub-Adviser attempts to achieve the Fund’s investment objective by actively managing the Fund’s sector and industry weightings, and specific security holdings. The Sub-Adviser also actively manages the Fund’s average duration, which is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In constructing the portfolio, the Sub-Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Sub-Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Sub-Adviser will adjust the Fund’s average duration. The Fund’s average duration will depend on the Sub-Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Fund may invest in securities with varying maturities, the Fund’s average duration will typically range from 90 days up to 3 years. The Fund will calculate its effective duration by using the nearest call date or maturity of its securities, whichever comes first. The Fund’s average duration will be actively monitored and adjusted based on the Sub-Adviser’s view of interest rate trends. The Sub-Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Following the closing of the Reorganization, the Fund acquired the assets and liabilities of the Predecessor Fund, a series of the F/m Funds Trust, in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and following performance information is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies that are substantially similar to the Predecessor Fund, which was advised by the Sub-Adviser.

The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and since inception periods compare with those of a broad measure of market performance. The performance information that follows reflects the performance of the investment adviser to the Predecessor Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. From December 29, 2020 until the closing of the Reorganization, Oakhurst Capital Advisors, LLC served as the investment adviser to the Fund and F/m Investments, LLC, d/b/a Oakhurst Capital Management served as the Fund’s sub-advisor. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available by calling 1-800-292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Institutional Shares Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 2.71% (for the quarter ended June 30, 2020) and the lowest quarterly return was -2.49% (for the quarter ended March 31, 2022). The year-to-date total return through September 30, 2023 was 3.36%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Oakhurst Short Duration Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Oakhurst Short Duration Bond Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

Oakhurst Short Duration Bond Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Oakhurst Short Duration Bond Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Oakhurst Short Duration Bond Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

Oakhurst Short Duration Bond Fund | Concentration Risk - Mortgage-Backed Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk - Mortgage-Backed Securities. To the extent the Fund’s investments are concentrated in the securities of a particular market segment or asset class, the Fund’s investments may be more susceptible to an increased risk of loss due to adverse events, than the market as a whole. As of August 31, 2023, the Fund had 44.6% of the value of its net assets invested in collateralized mortgage-backed securities. Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates because of the need to reinvest prepayments of principal and the possibility of any unscheduled prepayments resulting from declines in interest rates. Mortgage-backed securities are subject to greater prepayment risk during periods when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Non-agency mortgage-backed securities have no direct or indirect government or agency guarantees of payment and may have a limited market especially when there is perceived weakness in the mortgage and real estate market sectors. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. Collateralized mortgage securities may be less liquid and may exhibit greater price volatility than other types of mortgage securities. The value of mortgage-backed securities may be negatively affected by higher interest rates and deteriorating economic conditions and could potentially result in a higher rate of defaults and foreclosures. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities.

Oakhurst Short Duration Bond Fund | Corporate Bonds
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Bonds. As of August 31, 2023, the Fund had 36.0% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest when due than other types of fixed income securities, such as government securities.

Oakhurst Short Duration Bond Fund | Investment and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy and the potential market reaction to these initiatives can have a significant effect on the value of fixed-income securities. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Oakhurst Short Duration Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakhurst Short Duration Bond Fund | LIBOR Transition Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	LIBOR Transition Risk. Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR, “ to determine payment obligations, financing terms, hedging strategies or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023.The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Oakhurst Short Duration Bond Fund | Maturity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Oakhurst Short Duration Bond Fund | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Oakhurst Short Duration Bond Fund | Privately Placed and Rule 144A Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Privately Placed and Rule 144A Securities. As of August 31, 2023, the Fund had 19.61% of the value of its net assets invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable to publicly traded securities.

Oakhurst Short Duration Bond Fund | Convertible Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore, a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

Oakhurst Short Duration Bond Fund | High Yield Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

Oakhurst Short Duration Bond Fund | Other Asset-Backed Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

Oakhurst Short Duration Bond Fund | U.S. Government Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

Oakhurst Short Duration Bond Fund | Sector Concentration
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration Risk. At times when the Fund emphasizes a particular sector of the fixed-income market, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price.

Oakhurst Short Duration Bond Fund | Bank Obligation Investments
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Bank Obligation Investments. The value of the Fund’s investments in bank obligations will be more susceptible to adverse events affecting the U.S. banking industry. Banks are highly regulated and any decisions by regulators that limit the loans a bank may make or the interest rates or fees they charge, may negatively impact a bank’s profitability.

Oakhurst Short Duration Bond Fund | ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2013
Oakhurst Short Duration Bond Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHSDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%	[121]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%	[121]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[122]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[121],[122]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,220
Annual Return 2014	rr_AnnualReturn2014	2.00%
Annual Return 2015	rr_AnnualReturn2015	1.49%
Annual Return 2016	rr_AnnualReturn2016	2.29%
Annual Return 2017	rr_AnnualReturn2017	2.02%
Annual Return 2018	rr_AnnualReturn2018	1.58%
Annual Return 2019	rr_AnnualReturn2019	3.94%
Annual Return 2020	rr_AnnualReturn2020	3.51%
Annual Return 2021	rr_AnnualReturn2021	0.64%
Annual Return 2022	rr_AnnualReturn2022	(5.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2013
Oakhurst Short Duration Bond Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2013
Oakhurst Short Duration Bond Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2013
Oakhurst Short Duration Bond Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%	[121]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[121]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[122]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[121],[122]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,507
Oakhurst Short Duration High Yield Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Short Duration High Yield Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oakhurst Short Duration High Yield Credit Fund (for this section only, the “Fund”) is to seek a high level of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year ended August 31, 2023, the Predecessor Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in a diversified portfolio of non-investment grade debt securities (commonly known as “junk bonds”) and floating rate senior secured loans issued by corporations, partnerships, and other business entities (“High Yield Securities”). For the purposes of this Fund, High Yield Securities include, but are not limited to, traditional corporate bonds, senior loans (including “covenant-lite loans”) and participation interests, floating rate and non-income producing securities, such as zero coupon bonds which pay interest only at maturity, and payment in-kind bonds which pay interest in the form of additional securities. High Yield Securities are rated below the lowest investment grade category (BBB- by S&P Global Ratings (“S&P”); Baa3 by Moody’s Investors Services, Inc. (“Moody’s”), or comparably rated by at least one independent credit rating agency) or if unrated, are determined by the Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) to be of comparable quality, at the time of purchase. The Fund may invest in securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions of the Securities Act of 1933.

The Fund seeks to maintain an average duration of 3.5 years or less and there is no maximum duration on individual securities held by the Fund. The Fund will calculate its effective duration by using the nearest call date or maturity of its securities, whichever comes first. Duration is a measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4-years, the Fund’s share price would be expected to decline by 4%.

The Fund may also invest in participation interests in loans that are generally deemed High Yield Securities. In addition, the Fund may invest in illiquid or thinly traded securities, but will limit its investments that are deemed illiquid no more than 15% of the value of its net assets. The Fund may also invest in preferred stocks and convertible securities. From time to time the Fund may emphasize investment in one or more particular sectors of the fixed income market.

The Sub-Adviser utilizes a bottom-up security selection process, with an emphasis on a company’s industry position, management quality, cash flow characteristics, asset protection and quality, liquidity and covenants. The Sub-Adviser combines security and credit research in the selection process based upon its view of the business cycles, interest rate trends, yield curve analysis and sector analysis. The Sub-Adviser attempts to manage volatility and principal risk through issue, industry and quality diversification and selection of issues that are higher in the capital structure. A security will be sold when an issuer no longer meets the Sub-Adviser’s criteria for investment or when a more attractive investment is available. The Sub-Adviser attempts to mitigate interest rate risk by investing in certain High Yield Securities, such as floating rate securities (including loans) and short maturity bonds, which may be less sensitive to interest rate changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Following the closing of the Reorganization, the Fund acquired the assets and liabilities of the Predecessor Fund, a series of the F/m Funds Trust, in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and following performance information is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies that are substantially similar to the Predecessor Fund, which was advised by the Sub-Adviser.

The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and since inception periods compare with those of a broad measure of market performance. The performance information that follows reflects the performance of the investment adviser to the Predecessor Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. From December 29, 2020 until the closing of the Reorganization, Oakhurst Capital Advisors, LLC served as the investment adviser to the Fund and F/m Investments, LLC, d/b/a Oakhurst Capital Management served as the Fund’s sub-advisor. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available by calling 1-800-292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates the performance of the Predecessor Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Institutional Shares Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 9.36% (for the quarter ended June 30, 2020) and the lowest quarterly return was -12.22% (for the quarter ended March 31, 2020). The year-to-date total return through September 30, 2023 was 5.05%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Oakhurst Short Duration High Yield Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Oakhurst Short Duration High Yield Credit Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade.

Oakhurst Short Duration High Yield Credit Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Oakhurst Short Duration High Yield Credit Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Oakhurst Short Duration High Yield Credit Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

Oakhurst Short Duration High Yield Credit Fund | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Oakhurst Short Duration High Yield Credit Fund | Corporate Bonds
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Bonds. As of August 31, 2023, the Fund had 93.3% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest when due than other types of fixed income securities, such as government securities.

Oakhurst Short Duration High Yield Credit Fund | Investment and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy and the potential market reaction to these initiatives can have a significant effect on the value of fixed-income securities. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Oakhurst Short Duration High Yield Credit Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakhurst Short Duration High Yield Credit Fund | LIBOR Transition Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	LIBOR Transition Risk. Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR, “ to determine payment obligations, financing terms, hedging strategies or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023.The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Oakhurst Short Duration High Yield Credit Fund | Maturity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Oakhurst Short Duration High Yield Credit Fund | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Oakhurst Short Duration High Yield Credit Fund | Privately Placed and Rule 144A Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Privately Placed and Rule 144A Securities. As of August 31, 2023, the Fund had 70.28% of the value of its net assets invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might apply to publicly traded securities.

Oakhurst Short Duration High Yield Credit Fund | Convertible Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore, a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

Oakhurst Short Duration High Yield Credit Fund | High Yield Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

Oakhurst Short Duration High Yield Credit Fund | Loan Interests Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Loan Interests Risk. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and interest rate risk. Loan interests generally are subject to restrictions on transfer, which may prevent the Fund from selling its loan interests at a desirable time or a price that represents fair market value. Loan interests may at times be illiquid. Loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interests, and it normally would not have any direct rights against the borrower.

The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower, such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in senior loans may have uncertain and extended settlement time periods. Senior loans are also subject to a heightened amount of valuation risk because of the limited public information available regarding senior loans. If the Fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.

No active trading market may exist for certain senior loans, which may make these loans difficult to accurately value or impair the ability of the Fund to realize full value in the event it needs to sell its position. Lastly, senior loans may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Oakhurst Short Duration High Yield Credit Fund | Preferred Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Preferred Securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

Oakhurst Short Duration High Yield Credit Fund | ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Oakhurst Short Duration High Yield Credit Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHSHX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%	[123]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%	[123]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[124]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[123],[124]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,453
Annual Return 2016	rr_AnnualReturn2016	11.54%
Annual Return 2017	rr_AnnualReturn2017	6.83%
Annual Return 2018	rr_AnnualReturn2018	(1.20%)
Annual Return 2019	rr_AnnualReturn2019	9.93%
Annual Return 2020	rr_AnnualReturn2020	5.49%
Annual Return 2021	rr_AnnualReturn2021	4.96%
Annual Return 2022	rr_AnnualReturn2022	(10.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.22%)
1 Year	rr_AverageAnnualReturnYear01	(10.03%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Oakhurst Short Duration High Yield Credit Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.02%)
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Oakhurst Short Duration High Yield Credit Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.91%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Oakhurst Short Duration High Yield Credit Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%	[123]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%	[123]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[124]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[123],[124]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,734
US Treasury 30 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 30 Year Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 30 Year Bond ETF (the “UST 30 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 30 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 30 Year Bond Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 30 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 30 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 30 Year Bond Fund’s performance. For the period from the UST 30 Year Bond Fund’s inception on March 27, 2023 to August 31, 2023, the UST 30 Year Bond Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 30 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 30 Year Bond Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 30 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 30 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 30 Year Bond Fund’s investment objective by investing at least 80% of the UST 30 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date is not included in the Underlying Index, then the UST 30 Year Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Adviser generally intends to replicate the constituent securities of the Underlying Index.”Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Adviser may use a “representative sampling” strategy in certain circumstances, such as when it may not be possible or practicable to fully implement a replication strategy. Representative sampling is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index.

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 30-Year US Treasury Index is a one-security index comprised of the most recently issued 30-year US Treasury bond. The index is rebalanced monthly. In order to qualify for inclusion, a 30-year bond must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 30 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 30 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 30 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 30 Year Bond Fund track the Underlying Index.

The UST 30 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 30 Year Bond Fund is not included because the UST 30 Year Bond Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 30 Year Bond Fund has at least one calendar year of performance. Recent performance information is available on the UST 30 Year Bond Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 30 Year Bond Fund is not included because the UST 30 Year Bond Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 30 Year Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 30 Year Bond Fund, and there can be no assurance that the UST 30 Year Bond Fund will achieve its investment objective.
US Treasury 30 Year Bond ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 30 Year Bond Fund’s assets, UST 30 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 30 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 30 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 30 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 30 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 30 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 30 Year Bond Fund or its shareholders. Issuers of securities in which the UST 30 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

US Treasury 30 Year Bond ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 30 Year Bond Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 30 Year Bond Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 30 Year Bond ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 30 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 30 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 30 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 30 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 30 Year Bond Fund’s performance will be negatively impacted. The UST 30 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 30 Year Bond Fund, resulting in a negative impact on the UST 30 Year Bond Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 30 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 30 Year Bond Fund, which may force the UST 30 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 30 Year Bond ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 30 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 30 Year Bond ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 30 Year Bond Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 30 Year Bond ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 30 Year Bond Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 30 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 30 Year Bond Fund.

US Treasury 30 Year Bond ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 30 Year Bond Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 30 Year Bond Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 30 Year Bond ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 30 Year Bond Fund’s portfolio will decline if and when the UST 30 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 30 Year Bond ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 30 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 30 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 30 Year Bond Fund generally does not attempt to invest the UST 30 Year Bond Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 30 Year Bond ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 30 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 30 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 30 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 30 Year Bond Fund, the UST 30 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 30 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 30 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 30 Year Bond ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 30 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 30 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 30 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 30 Year Bond ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 30 Year Bond ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 30 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 30 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 30 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 30 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 30 Year Bond ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 30 Year Bond ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 30 Year Bond Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 30 Year Bond ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 30 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 30 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 30 Year Bond Fund’s share price and increase the UST 30 Year Bond Fund’s liquidity risk, UST 30 Year Bond Fund expenses and/or taxable distributions.

US Treasury 30 Year Bond ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 30 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 30 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 30 Year Bond Fund otherwise needs to purchase additional bonds.

US Treasury 30 Year Bond ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 30 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 30 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 30 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 30 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 30 Year Bond ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 30 Year Bond ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 30 Year Bond ETF | US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTHY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[125]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 20 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 20 Year Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 20 Year Bond ETF (the “UST 20 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 20 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 20 Year Bond Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 20 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 20 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 20 Year Bond Fund’s performance. For the period from the UST 20 Year Bond Fund’s inception on March 27, 2023 to August 31, 2023, the UST 20 Year Bond Fund’s portfolio turnover rate was 219% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	219.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 20 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 20 Year Bond Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 20 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 20 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 20 Year Bond Fund’s investment objective by investing at least 80% of the UST 20 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date is not included in the Underlying Index, then the UST 20 Year Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 18, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 20-Year US Treasury Index is a one-security index comprised of the most recently issued 20-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 20-year note must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 20 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 20 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 20 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 20 Year Bond Fund track the Underlying Index.

The UST 20 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 20 Year Bond Fund is not included because the UST 20 Year Bond Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 20 Year Bond Fund has at least one calendar year of performance. Recent performance information is available on the UST 20 Year Bond Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 20 Year Bond Fund is not included because the UST 20 Year Bond Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 20 Year Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 20 Year Bond Fund, and there can be no assurance that the UST 20 Year Bond Fund will achieve its investment objective.
US Treasury 20 Year Bond ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 20 Year Bond Fund’s assets, UST 20 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 20 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 20 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 20 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 20 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 20 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 20 Year Bond Fund or its shareholders. Issuers of securities in which the UST 20 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 20 Year Bond ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 20 Year Bond Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 20 Year Bond Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 20 Year Bond ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 20 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 20 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 20 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 20 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 20 Year Bond Fund’s performance will be negatively impacted. The UST 20 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 20 Year Bond Fund, resulting in a negative impact on the UST 20 Year Bond Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 20 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 20 Year Bond Fund, which may force the UST 20 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 20 Year Bond ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 20 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 20 Year Bond ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 20 Year Bond Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 20 Year Bond ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 20 Year Bond Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 20 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 20 Year Bond Fund.

US Treasury 20 Year Bond ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 20 Year Bond Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 20 Year Bond Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 20 Year Bond ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 20 Year Bond Fund’s portfolio will decline if and when the UST 20 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 20 Year Bond ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 20 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 20 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 20 Year Bond Fund generally does not attempt to invest the UST 20 Year Bond Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 20 Year Bond ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 20 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 20 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 20 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 20 Year Bond Fund, the UST 20 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 20 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 20 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 20 Year Bond ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 20 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 20 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 20 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 20 Year Bond ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 20 Year Bond ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 20 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 20 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 20 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 20 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 20 Year Bond ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 20 Year Bond ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 20 Year Bond Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 20 Year Bond ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 20 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 20 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 20 Year Bond Fund’s share price and increase the UST 20 Year Bond Fund’s liquidity risk, UST 20 Year Bond Fund expenses and/or taxable distributions.

US Treasury 20 Year Bond ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 20 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 20 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 20 Year Bond Fund otherwise needs to purchase additional bonds.

US Treasury 20 Year Bond ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 20 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 20 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 20 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 20 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 20 Year Bond ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 20 Year Bond ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 20 Year Bond ETF | US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTWY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[126]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 10 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 10 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 10 Year Note ETF (the “UST 10 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 10 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 10 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 10 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 10 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 10 Year Note Fund’s performance. For the fiscal year ended August 31, 2023, the UST 10 Year Note Fund’s portfolio turnover rate was 289% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	289.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 10 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 10 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 10 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 10 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 10 Year Note Fund’s investment objective by investing at least 80% of the UST 10 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date is not included in the Underlying Index, then the UST 10 Year Note Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 10-Year US Treasury Index is a one-security index comprised of the most recently issued 10-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 10-year note must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 10 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 10 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 10 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 10 Year Note Fund track the Underlying Index.

The UST 10 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 10 Year Note Fund is not included because the UST 10 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 10 Year Note Fund has at least one calendar year of performance. Recent performance information is available on the UST 10 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 10 Year Note Fund is not included because the UST 10 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 10 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 10 Year Note Fund, and there can be no assurance that the UST 10 Year Note Fund will achieve its investment objective.
US Treasury 10 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 10 Year Note Fund’s assets, UST 10 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 10 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 10 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 10 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 10 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 10 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 10 Year Note Fund or its shareholders. Issuers of securities in which the UST 10 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 10 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 10 Year Note Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 10 Year Note Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 10 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 10 Year Note Fund receives from it but will generally affect the value of your investment in the UST 10 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 10 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 10 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 10 Year Note Fund’s performance will be negatively impacted. The UST 10 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 10 Year Note Fund, resulting in a negative impact on the UST 10 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 10 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 10 Year Note Fund, which may force the UST 10 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 10 Year Note ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 10 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 10 Year Note ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 10 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 10 Year Note ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 10 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 10 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 10 Year Note Fund.

US Treasury 10 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 10 Year Note Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 10 Year Note Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 10 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 10 Year Note Fund’s portfolio will decline if and when the UST 10 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 10 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 10 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 10 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 10 Year Note Fund generally does not attempt to invest the UST 10 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 10 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 10 Year Note Fund may be subject to tracking error, which is the divergence of the UST 10 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 10 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 10 Year Note Fund, the UST 10 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 10 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 10 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 10 Year Note ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 10 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 10 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 10 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 10 Year Note ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 10 Year Note ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 10 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 10 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 10 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 10 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an

ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 10 Year Note ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 10 Year Note ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 10 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 10 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 10 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 10 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 10 Year Note Fund’s share price and increase the UST 10 Year Note Fund’s liquidity risk, UST 10 Year Note Fund expenses and/or taxable distributions.

US Treasury 10 Year Note ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 10 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 10 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 10 Year Note Fund otherwise needs to purchase additional bonds.

US Treasury 10 Year Note ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 10 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 10 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 10 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 10 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 10 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 10 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 10 Year Note ETF | US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTEN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 7 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 7 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 7 Year Note ETF (the “UST 7 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 7 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 7 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 7 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 7 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 7 Year Note Fund’s performance. For the period from the UST 7 Year Note Fund’s inception on March 27, 2023 to August 31, 2023, the UST 7 Year Note Fund’s portfolio turnover rate was 497% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	497.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 7 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 7 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 7 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 7 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 7 Year Note Fund’s investment objective by investing at least 80% of the UST 7 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, seven years from the rebalancing date is not included in the Underlying Index, then the UST 7 Year Note Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, seven years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 7-Year US Treasury Index is a one-security index comprised of the most recently issued 7-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 7-year note must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 7 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 7 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 7 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 7 Year Note Fund track the Underlying Index.

The UST 7 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 7 Year Note Fund is not included because the UST 7 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 7 Year Note Fund has at least one calendar year of performance. Recent performance information is available on the UST 7 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 7 Year Note Fund is not included because the UST 7 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 7 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 7 Year Note Fund, and there can be no assurance that the UST 7 Year Note Fund will achieve its investment objective.
US Treasury 7 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 7 Year Note Fund’s assets, UST 7 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 7 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 7 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 7 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 7 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 7 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 7 Year Note Fund or its shareholders. Issuers of securities in which the UST 7 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 7 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 7 Year Note Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 7 Year Note Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 7 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 7 Year Note Fund receives from it but will generally affect the value of your investment in the UST 7 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 7 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 7 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 7 Year Note Fund’s performance will be negatively impacted. The UST 7 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 7 Year Note Fund, resulting in a negative impact on the UST 7 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 7 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 7 Year Note Fund, which may force the UST 7 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 7 Year Note ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 7 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 7 Year Note ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 7 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 7 Year Note ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 7 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 7 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 7 Year Note Fund.

US Treasury 7 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 7 Year Note Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 7 Year Note Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 7 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 7 Year Note Fund’s portfolio will decline if and when the UST 7 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 7 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 7 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 7 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 7 Year Note Fund generally does not attempt to invest the UST 7 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 7 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 7 Year Note Fund may be subject to tracking error, which is the divergence of the UST 7 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 7 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 7 Year Note Fund, the UST 7 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 7 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 7 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 7 Year Note ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 7 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 7 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 7 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 7 Year Note ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 7 Year Note ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 7 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 7 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 7 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 7 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an

ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 7 Year Note ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 7 Year Note ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 7 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 7 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 7 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 7 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 7 Year Note Fund’s share price and increase the UST 7 Year Note Fund’s liquidity risk, UST 7 Year Note Fund expenses and/or taxable distributions.

US Treasury 7 Year Note ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 7 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 7 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 7 Year Note Fund otherwise needs to purchase additional bonds.

US Treasury 7 Year Note ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 7 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 7 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 7 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 7 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 7 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 7 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 7 Year Note ETF | US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USVN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[127]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 5 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 5 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 5 Year Note ETF (the “UST 5 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 5 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 5 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 5 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 5 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 5 Year Note Fund’s performance. For the period from the UST 5 Year Note Fund’s inception on March 27, 2023 to August 31, 2023, the UST 5 Year Note Fund’s portfolio turnover rate was 548% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	548.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 5 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 5 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 5 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 5 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 5 Year Note Fund’s investment objective by investing at least 80% of the UST 5 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, five years from the rebalancing date is not included in the Underlying Index, then the UST 5 Year Note Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, five years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 5-Year US Treasury Index is a one-security index comprised of the most recently issued 5-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 5-year note must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 5 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 5 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 5 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 5 Year Note Fund track the Underlying Index.

The UST 5 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 5 Year Note Fund is not included because the UST 5 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 5 Year Note Fund has at least one calendar year of performance. Recent performance information is available on the UST 5 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 5 Year Note Fund is not included because the UST 5 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 5 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 5 Year Note Fund, and there can be no assurance that the UST 5 Year Note Fund will achieve its investment objective.
US Treasury 5 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 5 Year Note Fund’s assets, UST 5 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 5 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 5 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 5 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 5 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 5 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 5 Year Note Fund or its shareholders. Issuers of securities in which the UST 5 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 5 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 5 Year Note Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 5 Year Note Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 5 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 5 Year Note Fund receives from it but will generally affect the value of your investment in the UST 5 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 5 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 5 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 5 Year Note Fund’s performance will be negatively impacted. The UST 5 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 5 Year Note Fund, resulting in a negative impact on the UST 5 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 5 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 5 Year Note Fund, which may force the UST 5 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 5 Year Note ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 5 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 5 Year Note ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 5 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 5 Year Note ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 5 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 5 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 5 Year Note Fund.

US Treasury 5 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 5 Year Note Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 5 Year Note Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 5 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 5 Year Note Fund’s portfolio will decline if and when the UST 5 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 5 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 5 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 5 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 5 Year Note Fund generally does not attempt to invest the UST 5 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 5 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 5 Year Note Fund may be subject to tracking error, which is the divergence of the UST 5 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 5 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 5 Year Note Fund, the UST 5 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 5 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 5 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 5 Year Note ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 5 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 5 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 5 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 5 Year Note ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 5 Year Note ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 5 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 5 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 5 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 5 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an

ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 5 Year Note ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 5 Year Note ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 5 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 5 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 5 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 5 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 5 Year Note Fund’s share price and increase the UST 5 Year Note Fund’s liquidity risk, UST 5 Year Note Fund expenses and/or taxable distributions.

US Treasury 5 Year Note ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 5 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 5 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 5 Year Note Fund otherwise needs to purchase additional bonds.

US Treasury 5 Year Note ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 5 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 5 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 5 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 5 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 5 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 5 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 5 Year Note ETF | US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UFIV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[128]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 3 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 3 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 3 Year Note ETF (the “UST 3 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 3 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Year Note Fund’s performance. For the period from the UST 3 Year Note Fund’s inception on March 27, 2023 to August 31, 2023, the UST 3 Year Note Fund’s portfolio turnover rate was 422% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	422.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 3 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 3 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Year Note Fund’s investment objective by investing at least 80% of the UST 3 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, three years from the rebalancing date is not included in the Underlying Index, then the UST 3 Year Note Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, three years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 3-Year US Treasury Index is a one-security index comprised of the most recently issued 3-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 3-year note must be auctioned on or before the third business day before the last business day of the month. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 3 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Year Note Fund track the Underlying Index.

The UST 3 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 3 Year Note Fund is not included because the UST 3 Year Note Fund did not have a full calendar year of performance as of the most recent completed calendar year. Performance information will be included once the UST 3 Year Note Fund has at least one calendar year of performance. Recent performance information is available on the UST 3 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 3 Year Note Fund is not included because the UST 3 Year Note Fund did not have a full calendar year of performance as of the most recent completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 3 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 3 Year Note Fund, and there can be no assurance that the UST 3 Year Note Fund will achieve its investment objective.
US Treasury 3 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Year Note Fund’s assets, UST 3 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 3 Year Note Fund or its shareholders. Issuers of securities in which the UST 3 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 3 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 3 Year Note Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 3 Year Note Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 3 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Year Note Fund receives from it but will generally affect the value of your investment in the UST 3 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 3 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Year Note Fund’s performance will be negatively impacted. The UST 3 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Year Note Fund, resulting in a negative impact on the UST 3 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 3 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Year Note Fund, which may force the UST 3 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 3 Year Note ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 3 Year Note ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 3 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 3 Year Note ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 3 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 3 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Year Note Fund.

US Treasury 3 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 3 Year Note Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 3 Year Note Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 3 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Year Note Fund’s portfolio will decline if and when the UST 3 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 3 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 3 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Year Note Fund generally does not attempt to invest the UST 3 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 3 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 3 Year Note Fund may be subject to tracking error, which is the divergence of the UST 3 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Year Note Fund, the UST 3 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 3 Year Note ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 3 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 3 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 3 Year Note ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 3 Year Note ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 3 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an

ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 3 Year Note ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 3 Year Note ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 3 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 3 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Year Note Fund’s share price and increase the UST 3 Year Note Fund’s liquidity risk, UST 3 Year Note Fund expenses and/or taxable distributions.

US Treasury 3 Year Note ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 3 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Year Note Fund otherwise needs to purchase additional bonds.

US Treasury 3 Year Note ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 3 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 3 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 3 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 3 Year Note ETF | US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTRE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[129]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 2 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 2 Year Note ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 2 Year Note ETF (the “UST 2 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 2 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 2 Year Note Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 2 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 2 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 2 Year Note Fund’s performance. For the fiscal year ended August 31, 2023, the UST 2 Year Note Fund’s portfolio turnover rate was 1,048% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1048.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 2 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 2 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 2 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 2 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 2 Year Note Fund’s investment objective by investing at least 80% of the UST 2 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, two years from the rebalancing date is not included in the Underlying Index, then the UST 2 Year Note Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, two years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 2-Year US Treasury Index is a one-security index comprised of the most recently issued 2-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 2-year note must be auctioned on or before the third business day before the last business day of the month. The Underlying Index may be comprised of only one or two U.S. Treasury securities at a given time. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 2 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 2 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 2 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 2 Year Note Fund track the Underlying Index.

The UST 2 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 2 Year Note Fund is not included because the UST 2 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 2 Year Note Fund has at least one calendar year of performance. Recent performance information is available on the UST 2 Year Note Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 2 Year Note Fund is not included because the UST 2 Year Note Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 2 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 2 Year Note Fund, and there can be no assurance that the UST 2 Year Note Fund will achieve its investment objective.
US Treasury 2 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 2 Year Note Fund’s assets, UST 2 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 2 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 2 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 2 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 2 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 2 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 2 Year Note Fund or its shareholders. Issuers of securities in which the UST 2 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 2 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 2 Year Note Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 2 Year Note Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 2 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 2 Year Note Fund receives from it but will generally affect the value of your investment in the UST 2 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 2 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 2 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 2 Year Note Fund’s performance will be negatively impacted. The UST 2 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 2 Year Note Fund, resulting in a negative impact on the UST 2 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 2 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 2 Year Note Fund, which may force the UST 2 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 2 Year Note ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 2 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 2 Year Note ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 2 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 2 Year Note ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 2 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 2 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 2 Year Note Fund.

US Treasury 2 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 2 Year Note Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 2 Year Note Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 2 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 2 Year Note Fund’s portfolio will decline if and when the UST 2 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 2 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 2 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 2 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 2 Year Note Fund generally does not attempt to invest the UST 2 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 2 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 2 Year Note Fund may be subject to tracking error, which is the divergence of the UST 2 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 2 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 2 Year Note Fund, the UST 2 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 2 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 2 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 2 Year Note ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 2 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 2 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 2 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 2 Year Note ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 2 Year Note ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 2 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 2 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 2 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 2 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 2 Year Note ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 2 Year Note ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 2 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 2 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 2 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 2 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 2 Year Note Fund’s share price and increase the UST 2 Year Note Fund’s liquidity risk, UST 2 Year Note Fund expenses and/or taxable distributions.

US Treasury 2 Year Note ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 2 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 2 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 2 Year Note Fund otherwise needs to purchase additional bonds.

US Treasury 2 Year Note ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 2 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 2 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 2 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 2 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 2 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 2 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 2 Year Note ETF | US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTWO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 12 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 12 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 12 Month Bill ETF (the “UST 12 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 12 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 12 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 12 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 12 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 12 Month Bill Fund’s performance. For the period from the UST 12 Month Bill Fund’s inception on November 14, 2022 to August 31, 2023, the UST 12 Month Bill Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the UST 12 Month Bill Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 12 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 12 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 12 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 12 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 12 Month Bill Fund’s investment objective by investing at least 80% of the UST 12 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date is not included in the Underlying Index, then the UST 12 Month Bill Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established May 31, 1991 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 12 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 12 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 12 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 12 Month Bill Fund track the Underlying Index.

The UST 12 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 12 Month Bill Fund is not included because the UST 12 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 12 Month Bill Fund has at least one calendar year of performance. Recent performance information is available on the UST 12 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 12 Month Bill Fund is not included because the UST 12 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 12 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 12 Month Bill Fund, and there can be no assurance that the UST 12 Month Bill Fund will achieve its investment objective.
US Treasury 12 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 12 Month Bill Fund’s assets, UST 12 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 12 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 12 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 12 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 12 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 12 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 12 Month Bill Fund or its shareholders. Issuers of securities in which the UST 12 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 12 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 12 Month Bill Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 12 Month Bill Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 12 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 12 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 12 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 12 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 12 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 12 Month Bill Fund’s performance will be negatively impacted. The UST 12 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 12 Month Bill Fund, resulting in a negative impact on the UST 12 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 12 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 12 Month Bill Fund, which may force the UST 12 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 12 Month Bill ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 12 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 12 Month Bill ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 12 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 12 Month Bill ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 12 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 12 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 12 Month Bill Fund.

US Treasury 12 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 12 Month Bill Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 12 Month Bill Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 12 Month Bill ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 12 Month Bill Fund’s portfolio will decline if and when the UST 12 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 12 Month Bill ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 12 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 12 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 12 Month Bill Fund generally does not attempt to invest the UST 12 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 12 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 12 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 12 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 12 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 12 Month Bill Fund, the UST 12 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 12 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 12 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 12 Month Bill ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 12 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 12 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 12 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 12 Month Bill ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 12 Month Bill ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Funds. The UST 12 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 12 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 12 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 12 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 12 Month Bill ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 12 Month Bill ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 12 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 12 Month Bill ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 12 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 12 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 12 Month Bill Fund’s share price and increase the UST 12 Month Bill Fund’s liquidity risk, UST 12 Month Bill Fund expenses and/or taxable distributions.

US Treasury 12 Month Bill ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 12 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 12 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 12 Month Bill Fund otherwise needs to purchase additional bonds.

US Treasury 12 Month Bill ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 12 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 12 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 12 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 12 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 12 Month Bill ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 12 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 12 Month Bill ETF | US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OBIL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 6 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 6 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 6 Month Bill ETF (the “UST 6 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 6 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 6 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 6 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 6 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 6 Month Bill Fund’s performance. For the period from the UST 6 Month Bill Fund’s inception on March 6, 2023 to August 31, 2023, the UST 6 Month Bill Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the UST 6 Month Bill Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 6 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 6 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 6 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 6 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 6 Month Bill Fund’s investment objective by investing at least 80% of the UST 6 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date is not included in the Underlying Index, then the UST 6 Month Bill Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 6 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 6 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 6 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 6 Month Bill Fund track the Underlying Index.

The UST 6 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 6 Month Bill Fund is not included because the UST 6 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 6 Month Bill Fund has at least one calendar year of performance. Recent performance information is available on the UST 6 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 6 Month Bill Fund is not included because the UST 6 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 6 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 6 Month Bill Fund, and there can be no assurance that the UST 6 Month Bill Fund will achieve its investment objective.
US Treasury 6 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 6 Month Bill Fund’s assets, UST 6 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 6 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 6 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 6 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 6 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 6 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 6 Month Bill Fund or its shareholders. Issuers of securities in which the UST 6 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 6 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 6 Month Bill Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 6 Month Bill Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 6 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 6 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 6 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 6 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 6 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 6 Month Bill Fund’s performance will be negatively impacted. The UST 6 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 6 Month Bill Fund, resulting in a negative impact on the UST 6 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 6 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 6 Month Bill Fund, which may force the UST 6 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 6 Month Bill ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 6 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 6 Month Bill ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 6 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 6 Month Bill ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 6 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 6 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 6 Month Bill Fund.

US Treasury 6 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 6 Month Bill Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 6 Month Bill Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 6 Month Bill ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 6 Month Bill Fund’s portfolio will decline if and when the UST 6 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 6 Month Bill ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 6 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 6 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 6 Month Bill Fund generally does not attempt to invest the UST 6 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 6 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 6 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 6 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 6 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 6 Month Bill Fund, the UST 6 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 6 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 6 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 6 Month Bill ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 6 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 6 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 6 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 6 Month Bill ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 6 Month Bill ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 6 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 6 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 6 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 6 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 6 Month Bill ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 6 Month Bill ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 6 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 6 Month Bill ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 6 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 6 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 6 Month Bill Fund’s share price and increase the UST 6 Month Bill Fund’s liquidity risk, UST 6 Month Bill Fund expenses and/or taxable distributions.

US Treasury 6 Month Bill ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 6 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 6 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 6 Month Bill Fund otherwise needs to purchase additional bonds.

US Treasury 6 Month Bill ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 6 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 6 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 6 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 6 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 6 Month Bill ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 6 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 6 Month Bill ETF | US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XBIL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[130]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
US Treasury 3 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – US Treasury 3 Month Bill ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the US Treasury 3 Month Bill ETF (the “UST 3 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Month Bill Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The UST 3 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Month Bill Fund’s performance. For the fiscal year ended August 31, 2023, the UST 3 Month Bill Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the UST 3 Month Bill Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the UST 3 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The UST 3 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Month Bill Fund’s investment objective by investing at least 80% of the UST 3 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date is not included in the Underlying Index, then the UST 3 Month Bill Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. For the avoidance of doubt, the Underlying Index will not select an issue that is auctioned in one calendar month but does not settle until after the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 3 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Month Bill Fund track the Underlying Index.

The UST 3 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the UST 3 Month Bill Fund is not included because the UST 3 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year. Performance information will be included once the UST 3 Month Bill Fund has at least one calendar year of performance. Recent performance information is available on the UST 3 Month Bill Fund’s website at www.ustreasuryetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the UST 3 Month Bill Fund is not included because the UST 3 Month Bill Fund did not have a full calendar year of performance as of the most recently completed calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ustreasuryetf.com
US Treasury 3 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the UST 3 Month Bill Fund, and there can be no assurance that the UST 3 Month Bill Fund will achieve its investment objective.
US Treasury 3 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Month Bill Fund’s assets, UST 3 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 3 Month Bill Fund or its shareholders. Issuers of securities in which the UST 3 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

US Treasury 3 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the UST 3 Month Bill Fund may incur relatively high portfolio turnover. The active and frequent trading of the UST 3 Month Bill Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

US Treasury 3 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 3 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 3 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Month Bill Fund’s performance will be negatively impacted. The UST 3 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Month Bill Fund, resulting in a negative impact on the UST 3 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 3 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Month Bill Fund, which may force the UST 3 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

US Treasury 3 Month Bill ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

US Treasury 3 Month Bill ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The UST 3 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

US Treasury 3 Month Bill ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

New Fund Risk. The UST 3 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 3 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Month Bill Fund.

US Treasury 3 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Securities Lending Risk. The UST 3 Month Bill Fund may lend portfolio securities to institutions, such as certain broker dealers. The UST 3 Month Bill Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

US Treasury 3 Month Bill ETF | Reinvestment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Month Bill Fund’s portfolio will decline if and when the UST 3 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

US Treasury 3 Month Bill ETF | Passive Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Passive Investment Risk. The UST 3 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Month Bill Fund generally does not attempt to invest the UST 3 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

US Treasury 3 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Tracking Error Risk. The UST 3 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 3 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Month Bill Fund, the UST 3 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

US Treasury 3 Month Bill ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Concentration Risk. The UST 3 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 3 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

US Treasury 3 Month Bill ETF | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

US Treasury 3 Month Bill ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 3 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

US Treasury 3 Month Bill ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 3 Month Bill ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

US Treasury 3 Month Bill ETF | Fixed-Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 3 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Month Bill Fund’s share price and increase the UST 3 Month Bill Fund’s liquidity risk, UST 3 Month Bill Fund expenses and/or taxable distributions.

US Treasury 3 Month Bill ETF | Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Income Risk. The UST 3 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Month Bill Fund otherwise needs to purchase additional bonds.

US Treasury 3 Month Bill ETF | Index Related Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Index Related Risk. There is no guarantee that the UST 3 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US Treasury 3 Month Bill ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

US Treasury 3 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

US Treasury 3 Month Bill ETF | US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBIL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192

[1]	Management Fees include advisory fees paid to both Abbey Capital Limited (the “Adviser”) and one or more trading advisers (the “Trading Advisers”). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund’s wholly-owned Subsidiaries.
[2]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04%, 2.79% and 2.04% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, Class C Shares and Class T Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04%, 2.79% or 2.04%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 for Class I Shares, Class A Shares, Class C Shares and Class T Shares, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04%, 2.79% and 2.04%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[3]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares, Class C Shares and Class T Shares will vary.
[4]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[5]	Class I Shares commenced operations on July 1, 2014, Class A Shares commenced operations on August 29, 2014, and Class C Shares commenced operations on October 6, 2015. Performance shown prior to inception of the Class A Shares and Class C Shares is based on the performance of Class I Shares, adjusted for the higher expenses applicable to Class A Shares and Class C Shares, respectively.
[6]	The CDSC applies to redemptions of Class C Shares made within 12 months of purchase and will be assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the net asset value of the shares redeemed at the time of redemption.
[7]	“Other Expenses” for Class T Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[8]	Class A Shares and Class C Shares of the Fund commenced operations on February 16, 2022 and November 8, 2021, respectively. Performance shown prior to inception of the Class A Shares and Class C Shares is based on the performance of Class I Shares, adjusted for the higher expenses applicable to Class A Shares and Class C Shares, respectively.
[9]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[10]	Management Fees include advisory fees paid to both Abbey Capital Limited (the “Adviser”) and one or more trading advisers (the “Trading Advisers”). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund’s wholly-owned Subsidiaries.
[11]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04% or 2.79%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 for Class I Shares, Class A Shares and Class C Shares, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04% and 2.79%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[12]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares and Class C Shares will vary.
[13]	The CDSC applies to redemptions of Class C Shares made within 12 months of purchase and will be assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the net asset value of the shares redeemed at the time of redemption.
[14]	The Fund is currently only available to clients of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”) and to other investors at the Fund’s discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for out-of-pocket expenses in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ended August 31, 2023, plus reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[15]	The Fund is currently only available to clients of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”) and to other investors at the Fund’s discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ended August 31, 2023, plus reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[16]	Other Expenses includes Acquired Fund Fees and Expenses (“AFFE”) of 0.01% which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[17]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.80% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.80%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.80% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[19]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[20]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.05% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.05%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.05% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[21]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[22]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[23]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.99% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.99%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.99% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[24]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[25]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[26]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.24% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.24%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.24% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[27]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[28]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[29]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[30]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[31]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[32]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[33]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[34]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[35]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.90% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.90%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.90% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[36]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[37]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[38]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[39]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[40]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[41]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.20%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.20% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[42]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[43]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[44]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 1.00% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.00%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.00% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[45]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[46]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[47]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class exceeds 1.96% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 1.96%. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.96% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[48]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[49]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[50]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 2.21% of the average daily net assets attributable to the Fund’s Investor Class shares. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.21%. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.21% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[51]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[52]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[53]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[54]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[55]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[56]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[57]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[58]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[59]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[60]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[61]	The “Since Inception” performance includes performance from the Prior Account beginning on March 1, 2015 until the Fund’s commencement of operations on December 15, 2015.
[62]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[63]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 1.40% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 1.40%. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.40% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[64]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[65]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[66]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of Class C shares.
[67]	The Fund has adopted a distribution plan for Class A shares and Class C shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A shares and payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C shares.
[68]	Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, and 2.75% of the Fund’s average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, and 2.75%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, 1.75%, and 2.75%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement and the expense limitations that are current in effect.
[69]	The Predecessor Fund commenced operations on March 4, 2013. Start of performance is March 8, 2013.
[70]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After tax returns shown are for Class I Shares only, after tax returns for Class A and Class C will vary.
[71]	Class I Shares and Class A Shares commenced operations on March 8, 2013, Class C Shares commenced operations on February 11, 2014. Performance shown prior to inception of the Class C Shares is based on the performance of Class I Shares, adjusted for the higher expenses applicable to Class C Shares.
[72]	The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2022 there are 20 constituents in the BTOP50 Index. Investors cannot invest directly in an index.
[73]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.
[74]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Fund’s Investments and Risks.”
[75]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[76]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[77]	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[78]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI EAFE Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Fund’s Investments and Risks.”
[79]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[80]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[81]	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[82]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Intermediate Government Bond Index, ICE BofAML 1-3 Year US Government/Corporate Index and Bloomberg U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “ More About Each Fund’s Investments and Risks.”
[83]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[84]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[85]	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[86]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[87]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[88]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI EAFE Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[89]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[90]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Intermediate Government Bond Index, ICE BofAML 1-3 Year US Government/Corporate Index and Bloomberg U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[91]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[92]	The Fund commenced operations on December 29, 2021.
[93]	The Fund has adopted a distribution plan for Investor Class Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Investor Class Shares.
[94]	Optima Asset Management LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25% and 1.50% of the Fund’s average daily net assets attributable to Founders Class Shares and Investor Class Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25% and 1.50%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 for Founders Class Shares and Investor Class Shares and may not be terminated without the approval of the Board of Directors (the “Board”) of The RBB Fund, Inc (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.25% or 1.50%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[95]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[96]	“Other Expenses” and “Dividend and Interest Expenses” for Investor Class Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[97]	“Other Expenses” are estimated for the current fiscal year.
[98]	“Other Expenses” are estimated for the current fiscal year.
[99]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.98%, 1.23% or 1.98%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[100]	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
[101]	Class I Shares of the Fund commenced operations on February 29, 2012.
[102]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
[103]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[104]	Class C Shares and Class A Shares of the Fund commenced operations on December 31, 2015 and October 29, 2015, respectively. Since inception index performance is measured as of February 29, 2012.
[105]	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.
[106]	“Other Expenses” for Class A Shares and Class C Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.
[107]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.84%, 1.09%, and 1.84% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.84%,1.09% or 1.84%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.84%, 1.09% and 1.84%, of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[108]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
[109]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[110]	Prior to May 14, 2021, the management fee was 1.00%.
[111]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 1.23%: Acquired Fund Fees and Expenses (“AFFE”), short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[112]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[113]	“Other Expenses” are estimated for the current fiscal year.
[114]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[115]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.70% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.70% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[116]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[117]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.70% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.70% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[118]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

[119]	Substantially all of the assets of the Oakhurst Fixed Income Fund, a series of F/m Funds Trust (for this section only, the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”) that occurred following the close of business on October 27, 2023. Accordingly, the Fund’s “Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year. As a result, the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund for the fiscal year ended August 31, 2023. Unless otherwise indicated, references to the “Fund” in this section refer to the Predecessor Fund and Fund.
[120]	Under the terms of the expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”), the Adviser has contractually agreed to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to an amount not exceeding 0.58% and 0.83% of the Fund’s average daily net assets attributable to the Institutional Class shares and Retail Class shares, respectively, for the first year following the Reorganization and 0.60% and 0.85% of the Fund’s average daily net assets attributable to the Institutional Class shares and Retail Class shares, respectively, for the second year following the Reorganization. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, the Adviser may not terminate this agreement without the approval of the Board of Directors of the Company and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[121]	Substantially all of the assets of the Oakhurst Short Duration Bond Fund, a series of F/m Funds Trust (for this section only, the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”) that occurred following the close of business on October 27, 2023. Accordingly, the Fund’s “Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year. As a result, the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund for the fiscal year ended August 31, 2023. Unless otherwise indicated, references to the “Fund” in this section refer to the Predecessor Fund and Fund.
[122]	Under the terms of the expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and the F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”), the Adviser has contractually agreed, for two years following the Reorganization, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to an amount not exceeding 0.60% and 0.85% of the Fund’s average daily net assets attributable to the Institutional Class shares and Class Retail Shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, the Adviser may not terminate this agreement without the approval of the Board of Directors of the Company and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[123]	Substantially all of the assets of the Oakhurst Short Duration High Yield Credit Fund, a series of F/m Funds Trust (for this section only, the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”) that occurred following the close of business on October 27, 2023. Accordingly, the Fund’s “Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year. As a result, the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund for the fiscal year ended August 31, 2023. Unless otherwise indicated, references to the “Fund” in this section refer to the Predecessor Fund and Fund.
[124]	Under the terms of the expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and the F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”), the Adviser has contractually agreed, for two years following the Reorganization, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to an amount not exceeding 0.95% and 1.20% of the Fund’s average daily net assets attributable to the Institutional Class and Retail Class shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, the Adviser may not terminate this agreement without the approval of the Board of Directors of the Company and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[125]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[126]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[127]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[128]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[129]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[130]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.